[Translation]






                        SECURITIES REGISTRATION STATEMENT
                   (including amendments filed on May 22,1997)











                         PUTNAM DIVERSIFIED INCOME TRUST

                        SECURITIES REGISTRATION STATEMENT

To:  Minister of Finance
                               Filing Date of SRS: May 12, 1997
                               Filing Date of the Amendment to SRS: May 22, 1997

Name of the Registrant Trust:    PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title of Trustees:   George Putnam
                                       William F. Pounds
                                       Jameson A. Baxter
                                       Hans H. Estin
                                       John A. Hill
                                       Ronald J. Jackson
                                       Elizabeth T. Kennan
                                       Lawrence J. Lasser
                                       Robert E. Patterson
                                       Donald S. Perkins
                                       George Putnam, III
                                       A.J.C. Smith
                                       W. Nicholas Thorndike

Address of Principal Office:           One Post Office Square
                                       Boston, Massachusetts 02109
                                       U. S. A.

Name and Title of Registration Agent:  Harume Nakano
                                       Attorney-at-Law
                                       Signature [Harume Nakano]
                                       -------------------------
                                               (Seal)

                                       Ken Miura
                                       Attorney-at-Law
                                       Signature [Ken Miura]
                                       ---------------------
                                               (Seal)

Address or Place of Business           Kasumigaseki Building, 25th Floor
                                       2-5, Kasumigaseki 3-chome
                                       Chiyoda-ku, Tokyo

Name of Liaison Contact:               Harume Nakano
                                       Ken Miura
                                       Attorneys-at-Law

Place of Liaison Contact:              Hamada & Matsumoto
                                       Kasumigaseki Building, 25th Floor
                                       2-5, Kasumigaseki 3-chome
                                       Chiyoda-ku, Tokyo

Phone Number:                          03-3580-3377



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                                     - ii -



                    PUBLIC OFFERING OR SALE FOR REGISTRATION

Name of the Fund Making Public           PUTNAM DIVERSIFIED INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of             Up to 31.78 million Class M Shares
Foreign Investment Fund Securities       Up to the total amount aggregating the
to be Publicly Offered or Sold:          amounts calculated by multiplying the
                                         respective net asset value per Class M
                                         Share by the respective number of Class
                                         M Shares in respect of 31.78 million
                                         Class M Shares
                                         (The Maximum amount expected to be sold
                                         is 383.9 million U.S. dollars ((Yen)
                                         47.6 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=(Yen)124.10 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 31st March, 1997.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of 31st March, 1997 (U.S.$12.08) by 31.78 million Class M Shares for convenience.



               PLACES WHERE A COPY OF THIS SECURITIES REGISTRATION
                  STATEMENT IS AVAILABLE FOR PUBLIC INSPECTION


                                 Not applicable.


       (Total number of pages of this Securities Registration Statement in Japanese is 112 including front and back pages.)




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                                 C O N T E N T S

                                                 Japanese       This
                                                 Original      English
                                                             Translation


PART I.  INFORMATION CONCERNING SECURITIES          1             1

PART II. INFORMATION CONCERNING ISSUER              4             5

I.   DESCRIPTION OF THE FUND                        4             5
     l. GENERAL INFORMATION                         4             5
     2. INVESTMENT POLICY                           9            10
     3. MANAGEMENT STRUCTURE                       20            27
     4. INFORMATION CONCERNING THE EXERCISE
        OF RIGHTS BY SHAREHOLDERS, ETC.            29            40
     5. STATUS OF INVESTMENT FUND                  32            45
II.  OUTLINE OF THE TRUST                          36            48
III. OUTLINE OF THE OTHER RELATED COMPANIES        70            78
IV.  FINANCIAL CONDITION OF THE FUND               72            80
V.   SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT FUND SECURITIES           190            85

VI.  MISCELLANEOUS                                190            85

PART III. SPECIAL INFORMATION                     191            86

I.   OUTLINE OF THE SYSTEM OF INVESTMENT
     TRUSTS IN MASSACHUSETTS                      191            86

II.  FINANCIAL CONDITIONS OF THE INVESTMENT
     ADVISER AND MANAGEMENT COMPANY               197            92

III. FORM OF FOREIGN INVESTMENT
     FUND SECURITIES                              219            92

PART I. INFORMATION CONCERNING SECURITIES

1.      NAME OF FUND:             PUTNAM DIVERSIFIED INCOME TRUST
                                  (hereinafter referred to as the "Fund")

2.      NATURE OF FOREIGN         Four classes of shares (Class A shares,
        INVESTMENT FUND SECU-     Class B shares, Class M Shares and Class Y
        RITIES CERTIFICATES:      Shares)
                                  Registered share certificate without par value In Japan, Class M Shares (hereinafter referred to as the "Shares") are for public offering. No rating has been acquired.

3.      NUMBER OF SHARES TO       Up to 31.78 million Shares
        BE OFFERED FOR SALE
        (IN JAPAN)

4.      TOTAL AMOUNT OF           Up to the total amount aggregating the
        OFFERING PRICE:           amounts calculated by multiplying the
                                  respective net asset value per Share by the respective number of Shares in respect of
                                  31.78 million Shares (The maximum amount expected to be sold is 383.9 million U.S.
                                  dollars ((Yen)47.6 billion).

        Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of 31st March, 1997 ($12.08) by the number of Shares to be offered (31.78 million).

        Note 2: Dollar amount is translated for convenience at the rate of $1.00=(Yen)124.10 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 31st March,
                  1997). The same applies hereinafter.

        Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

5.      ISSUE PRICE:              The Net Asset Value per Share next calculated
                                  on a Fund Business Day after the application for purchase is received by the Fund.

        Note: A "Fund Business Day" means a day on which the New York Stock Exchange is open for business.

6.      SALES CHARGE:  Sales charge (in Japan) is 3.25% of the Subscription
                       Amount

        Note: 3.00% will be retained by the Distributor in Japan and 0.25% by Putnam Mutual Funds Corp.

7.      MINIMUM AMOUNT OR          The minimum amount for purchase of
        NUMBER OF SHARES           Shares is 300 shares and in integral
        FOR SUBSCRIPTION:          multiples of 10 shares.

8.      PERIOD OF SUBSCRIPTION:    From: 28th May, 1997 (Wednesday)
                                   To:   27th November, 1997 (Thursday)
                                   Provided that the subscription is handled only on a Fund Business Day and a business day when securities companies are open for business in Japan.

9.      DEPOSIT FOR SUBSCRIPTION:  None.

10.     PLACE OF SUBSCRIPTION:     Yamatane Securities Co., Ltd. (hereinafter
                                   referred to as "Yamatane")
                                   7-12, Nihonbashi-Kabuto-cho, Chuo-ku, Tokyo

        Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

11.     DATE AND PLACE             Investors shall pay the Issue Price and Sales
                                   OF PAYMENT: Charge to Yamatane within 4
                                   business days in Japan from the day when
                                   Yamatane confirms the execution of the order
                                   (the "Trade Day") (see page 22).
                                   The total issue price for each Application
                                   Day will be transferred by Yamatane to the account of the Fund at Putnam Fiduciary Trust
                                   Company, the transfer agent, within 3 Fund
                                   Business Days (hereinafter referred to as "Payment Date") from (and including) the Application Day.

12.     OUTLINE OF UNDERWRITING, ETC.:
(A) Yamatane undertakes to make a public offering of 31.78 million Shares in accordance with an agreement dated 19th May, 1997 with Putnam Mutual Funds Corp. (hereinafter referred to as the "Fund") in connection with the sale of the Shares in Japan.
(B) During the public offering period, Yamatane will execute or forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other Handling Securities Companies to the Fund.
(C)     The Fund has appointed Yamatane as the Agent Securities Company in
        Japan.
        Note: "The Agent Securities Company" shall mean a securities company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and other handling securities companies (the "Handling Securities Companies") rendering such other services.

13.     MISCELLANEOUS:
(A)     Method of Subscription:
                  Investors who subscribe to Shares on and before 30th May, 1997 shall submit to a Handling Securities Company an Agreement Concerning the Opening of a Foreign Securities Transactions Account ("Account Agreement") or, in case of investors who shall not entrust the custody of Shares with a Handling Securities Company shall submit to it an Agreement Concerning Foreign Securities Transactions ("Transactions Agreement"). Investors who subscribe to Shares on and after 1st June, 1997 shall enter into with a Handling Securities Company an agreement concerning transactions of foreign securities. A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account ("Contract") and the investors submit to the Handling Securities Company an application for requesting the opening of a transactions account under the Contract. The subscription amount shall be paid in yen in principle and the yen exchange rate shall be, in the case of subscriptions on and before 30th May, 1997, the forward cable exchange rate for each Payment Date in Tokyo as of the Trade Day or, in the case of subscriptions on and after 1st June, 1997, the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Handling Securities Company.
                  The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as transfer agent for the Fund by Yamatane on the Payment Date.
(B)     Expenses summary:
                  Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in class M shares of the Fund and expenses incurred in respect of class M shares in the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment in class M shares over the specified periods.

        Shareholder transaction expenses
        Maximum sales charge imposed on purchases
        (as a percentage of offering price)                        3.25%

        Deferred sales charge                                      None

        Annual Fund operating expenses

        Management fees                                            0.55%
        12b-1 fees                                                 0.50%
        Other expenses                                             0.23%
        Total Fund operating expenses                              1.28%

                 The table is provided to help you understand the expenses of investing in class M shares of the Fund and of your share of the operating expenses the Fund incurs. The expenses shown in the table do not reflect the application of credits related to expense offset arrangements that reduce certain Fund expenses.

        Example
                 An investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period.

        One year                                                   $45
        3 years                                                    $72
        5 years                                                    $100
        10 years                                                   $182

                 The example does not represent past or future expense levels. Actual expenses may be greater or less than those shown. Federal regulations require the example to assume a 5% annual return, but actual annual return varies.
(C)     Offerings other than in Japan:
                 Shares are simultaneously offered in the United States of America.

PART II. INFORMATION CONCERNING ISSUER

I.       DESCRIPTION OF THE FUND

1.       GENERAL INFORMATION
(A)      Outline of Laws Regulating the Fund in the Jurisdiction Where
         Established:
         (1)      Name of the Fund: Putnam Diversified Income Trust (the "Fund")
         (2)      Form of the Fund
                  Putnam Diversified Income Trust is a Massachusetts business trust organized on August 11, 1988. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.
                  The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund's shares are not currently divided into any series, but are divided into four classes. Only the Fund's class M shares are currently offered in Japan. The Fund also offers in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.
                  Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
                  If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may choose to redeem the shareholders' shares. Shareholders will receive at least 30 days' written notice before the Fund redeems shareholders' shares, and shareholders may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the

         Trustees may establish one at any time, which could apply to both present and future shareholders.
         (3)      Governing Laws
                  The Fund was created under, and is subject to, the laws of the Commonwealth of Massachusetts. The sale of the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.
                  The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:
                  a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts
                           Chapter 182 provides in part as follows:
                           A copy of the declaration of trust must be filed with
                  the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.
                           A trust must annually file with the Secretary of
                  State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.
                           Penalties may be assessed against the trust for
                  failure to comply with certain of the provisions of Chapter
                  182.
                  b.       Investment Company Act of 1940
                           The Investment Company Act of 1940, as amended (the
                  "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.
                  c.       Securities Act of 1933
                           The Securities Act of 1933, as amended (the "1933
                  Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.
                  d.       Securities Exchange Act of 1934
                           The Securities Exchange Act of 1934, as amended (the
                  "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

                  e.       The Internal Revenue Code
                           The Fund intends to qualify as a "regulated
                  investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.
                  f.       Other laws
                           The Fund is subject to the provisions of other laws,
                  rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.
 (B)     Outline of the Supervisory Authorities
                  Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.
                           a. The SEC has broad authority to oversee the
                  application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.
                           b. State authorities typically have broad authority
                  to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.
 (C)     Objects and Basic Nature of the Fund:
                  The Fund seeks high current income consistent with the preservation of capital. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.
 (D)     History of the Fund:
                  August 11, 1988:      Organization of the Fund as a
                                        Massachusetts business trust.
                                        Adoption of the Agreement and
                                        Declaration of Trust.
                  September 7, 1988:    Adoption of the Amended and Restated
                                        Agreement and Declaration of Trust.
(E)      Affiliated Companies of the Fund:
                  Names and related business of the affiliated companies of the Fund are as follows:
                  (1) PUTNAM INVESTMENT MANAGEMENT, INC. ("Investment Management Company") renders investment management services to the Fund.

                  (2) PUTNAM FIDUCIARY TRUST COMPANY (the "Custodian" and "Investor Servicing Agent") acts as Custodian and Investor
                   Servicing Agent.
                  (3) PUTNAM MUTUAL FUNDS CORP. ("Principal Underwriter") engages in providing marketing services to the Fund.
                  (4) YAMATANE SECURITIES CO., LTD. ("Distributor in Japan" and "Agent Securities Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent securities company.

                         RELATED COMPANIES OF THE FUND

                                     Trust

                        Putnam Diversified Income Trust
                                                                  Investor
                                    Trustees                      Servicing
                                 (Agreement and                   Agreement
                              Declaration of Trust

     Distribution                                    Custodian
     Agreement                                       Agreement

     Principal                                       Custodian
     Underwriter                                     Investor
                                                     Servicing Agent

     Putnam Mutual                                   Putnam Fiduciary
     Funds Corp.                                     Trust Company

     (acts as distributor)                           (acts as custodian and
                                                     investor servicing
                                                     agent of the Fund)

   Japan Dealer
   Sales Agreement

                  Agent Securities                Management Contract
                  Company
                  Agreement

     Distributor in Japan                            Investment
     Agent Securities Company                        Management Company

   Yamatane Securities Co., Ltd.            Putnam Investment Management, Inc.

   (forwarding of sales in Japan              (acts as investment management of
   and rendering of service as                the Fund and investment adviser
   agent securities company)                  concerning the Fund's assets)

2.   INVESTMENT POLICY
(A)  Basic Policy for Investment and Objects of Investment:
          The Fund seeks high current income consistent with preservation of capital. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

     BASIC INVESTMENT STRATEGY
          The Fund will allocate its investments among the following three sectors of the fixed-income securities markets:
     o a U.S. GOVERNMENT SECTOR, consisting primarily of debt obligations of the U.S. government, its agencies and instrumentalities;
     o a HIGH YIELD SECTOR, consisting of high yielding, lower-rated, higher risk U.S. and foreign fixed-income securities; and
     o an INTERNATIONAL SECTOR, consisting of obligations of foreign governments, their agencies and instrumentalities, and other fixed-income securities denominated in foreign currencies.
          Investment Management Company believes that diversifying the Fund's investments among these sectors, as opposed to investing in any one sector, will better enable the Fund to preserve capital while pursuing its objective of high current income. Historically, the markets for U.S. government securities, high yielding corporate fixed-income securities, and debt securities of issuers outside the U.S. have tended to behave independently and have at times moved in opposite directions. For example, U.S. government securities have generally been affected negatively by inflationary concerns resulting from increased economic activity. High yield corporate fixed-income securities, on the other hand, have generally benefitted from increased economic activity due to improvement in the credit quality of corporate issuers. The reverse has generally been true during periods of economic decline. Similarly, U.S. government securities have often been negatively affected by a decline in the value of the dollar against foreign currencies, while the bonds of issuers outside the U.S. held by U.S. investors have generally benefitted from such decline. Investment Management Company believes that, when financial markets exhibit such a lack of correlation, a pooling of investments among these markets may produce greater preservation of capital over the long term than would be obtained by investing exclusively in any one of the markets.
          Investment Management Company will determine the amount of assets to be allocated to each of the three market sectors in which the Fund will invest based on its assessment of the returns that can be achieved from a portfolio which is invested in all three sectors. In making this determination, Investment Management Company will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each market sector based on current and historical market data for each sector, as well as on its own assessment of economic and market conditions. Although there are no fixed limits on allocations among sectors, including investments in the High Yield Sector, Investment Management Company will continuously review this allocation of assets and make such adjustments as it deems appropriate. Because of the importance of sector diversification to the Fund's investment policies, Investment Management Company expects that a substantial portion of the Fund's assets will normally be invested in each of the three market sectors. See "Defensive strategies." The Fund's assets allocated to each of these market sectors will be managed in accordance with particular investment policies, which are described below. At times, the Fund may hold a portion of its assets in cash and money market instruments.

     U.S. Government Sector
          The Fund will invest assets allocated to the U.S. Government Sector primarily in U.S. government securities. "U.S. government securities" are debt securities issued or guaranteed by the U.S. government, by various of its agencies, or by various instrumentalities established or sponsored by the U.S. government. Some of these obligations are supported by the full faith and credit of the United States. These obligations include U.S. Treasury bills, notes and bonds, mortgage participation certificates guaranteed by the Government National Mortgage Association ("Ginnie Mae"), and Federal Housing Administration debentures.
          Other U.S. government securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of the instrumentality, such as Federal National Mortgage Association ("Fannie Mae") bonds.
          In purchasing securities for the U.S. Government Sector, Investment Management Company may take full advantage of the entire range of maturities of U.S. government securities and may adjust the average maturity of the investments held in the portfolio from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. Under normal market conditions, the Fund will invest at least 20% of its net assets in U.S. government securities, and at least 65% of the assets allocated to the U.S. Government Sector will be invested in U.S. government securities.
          The Fund may invest assets allocated to the U.S. Government Sector in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans and include:
     o Certain securities or guaranteed by the U.S. government or one of its agencies or instrumentalities;
     o Securities issued by private issuers that represent an interest in or are secured by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and
     o Securities issued by private issuers that represent an interest in or are secure by mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.
          Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The Fund may invest assets allocated to the U.S. Government Sector in both the interest-only or "IO" class and the principal-only or "PO" class. See "Risk factors" below.
          The Fund may also invest assets allocated to the U.S. Government Sector in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
          With respect to assets allocated to the U.S. Government Sector, the Fund will only invest in privately issued debt securities that are rated at the time of purchase at least A by nationally recognized securities rating agencies such as Standard & Poor's ("S&P") and Moody's Investor Services, Inc. ("Moody's"), or in unrated securities that Investment Management Company determines are of comparable quality. The Fund will not necessarily dispose of a security if its rating is reduced below these levels, although Investment Management Company will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. To the extent a security is assigned a different rating by one or more of the various ratings agencies, Investment Management Company will use the highest rating assigned by any agency.
     Risk Factors
          MARKET RISK. U.S. government securities are considered among the safest of fixed income investments, but their values, like those of other debt securities, will fluctuate with changes in interest rates. Changes in the value of portfolio securities will not affect interest income from those securities but will be reflected in the Fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of such securities. Conversely, during periods of rising interest rates, the value of Fund shares will generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities, and the Fund expects that its portfolio will normally be weighted towards longer maturities. Because of their added safety, the yields available from U.S. government securities are generally lower than the yields available from comparable corporate debt securities.
          DEFAULT RISK. While certain U.S. government securities, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, other securities in which the Fund may invest are subject to varying degrees of risk of default. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed and asset-backed securities, the ability of the underlying mortgagors or other borrowers to meet their obligations.
          PREPAYMENT RISK. Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed and asset-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans or other assets.
          Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.
          Prepayments may cause losses in securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.
          CMOS. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.
          STRIPPED MORTGAGE-BACKED SECURITIES. The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
          In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell these securities at any particular time.

     High Yield Sector
          The Fund will invest assets allocated to the High Yield Sector primarily in high yielding, lower-rated, higher risk U.S. and foreign fixed-income securities, including debt securities, convertible securities and preferred stocks. As described below, however, under certain circumstances the Fund may invest all or any part of the High Yield Sector portfolio in higher-rated and unrated fixed-income securities. The Fund will not necessarily invest in the highest yielding securities available if in Investment

     Management Company's opinion the differences in yield are not sufficient to justify the higher risks involved.
          Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower categories of recognized rating agencies, such as: Baa or lower by Moody's, or BBB or lower by S&P. The High Yield Sector may invest in any security which is rated, at the time of purchase, at least Caa or CCC by any rating agency or in any unrated security which Investment Management Company determines is of comparable quality, although up to 5% of the net assets of the Fund may be invested in securities rated below such quality, or in unrated securities which Investment Management Company determines are of comparable quality. Securities rated below Caa or CCC are of poor standing and may be in default. To the extent a security is assigned a different rating by one or more of the various ratings agencies, Investment Management Company will use the highest rating assigned by any agency.
          The Fund may invest assets allocated to the High Yield Sector in lower-rated securities of foreign corporate and governmental issuers denominated either in U.S. dollars or in foreign currencies. For a discussion of the risks associated with foreign investing, see "International Sector" below.
     Risk Factors
          The values of fixed-income securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the Fund assets. Conversely, during periods of rising interest rates, the value of the Fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such-securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic and business conditions affecting the specific industries of their issuers.
          Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund's net asset value.
          The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Investment Management Company will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

          Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities before making an investment.
          The lower ratings of certain securities held in the High Yield Sector reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.
          The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values placed on such securities. In the absence of a liquid trading market for its portfolio securities, the Fund at times may be unable to establish the fair value of such securities.
          The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.
          The table below shows the percentages of Fund assets invested during fiscal 1996 in securities assigned to the various rating categories by S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Investment Management Company to be of comparable quality:

----------------------------------------------------------------------------
                 Rated securities,      Unrated securities of comparable
                 as percentage of         quality, as percentage of net
   Rating           net assets                        assets
----------------------------------------------------------------------------
----------------------------------------------------------------------------
"AAA"                 44.71%                          0.18%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
"AA"                  10.24%                            --
----------------------------------------------------------------------------
----------------------------------------------------------------------------
"A"                    0.03%                          0.03%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
"BBB"                  0.90%                            --
----------------------------------------------------------------------------
----------------------------------------------------------------------------
"BB"                  10.07%                          1.67%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
"B"                   22.14%                          0.76%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
"CCC"                  2.41%                          0.13%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
"CC"                     --                             --
----------------------------------------------------------------------------
----------------------------------------------------------------------------
"C"                      --                             --
----------------------------------------------------------------------------
----------------------------------------------------------------------------
"D"                      --                             --
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total                 90.50%                          2.77%
----------------------------------------------------------------------------

          Investment Management Company seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When the Fund invests in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on Investment Management Company's ability than would be the case if the Fund were investing in securities in the higher rating categories.
          Investment Management Company believes that opportunities to earn high yields may exist from time to time in securities which are illiquid and which may be considered speculative. The sale of these securities is usually restricted under U.S. securities laws. As a result of illiquidity, the Fund may not be able to sell these securities when Investment Management Company considers it desirable to do so or may have to sell them at less than fair market value.
          At times, a substantial portion of the Fund assets allocated to the High Yield Sector may be invested in securities as to which the Fund, by itself or together with other Funds and accounts managed by Investment Management Company and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Investment Management Company believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.
          In order to enforce its rights in the event of a default of these securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase the Fund's operating expenses and adversely affect its net asset value.
          Certain securities held by the Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.
          The Fund at times may invest assets allocated to the High Yield Sector in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest in cash currently. The values of zero-coupon bonds and payment-in-kind bonds are also subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently.

          Even though such bonds do not pay current interest in cash, the Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.
          The Fund may invest assets allocated to the High Yield Sector in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. Participations and assignments involve the additional risk that an institution's insolvency could delay or prevent the flow of payments on the underlying loan to the Fund. The Fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

         INTERNATIONAL SECTOR
          The Fund will invest the assets allocated to the International Sector in debt obligations and other fixed-income securities denominated in non-U.S. currencies. These securities include:
     o debt obligations issued or guaranteed by non-U.S., national, provincial, state, or other governments with taxing authority, or by their agencies or instrumentalities;
     o    debt obligations of supranational entities (described below); and
     o debt obligations and other fixed-income securities of non-U.S. and U.S. corporate issuers.
          When investing in the International Sector, the Fund will purchase only debt securities of issuers whose long-term debt obligations are rated A or better at the time of purchase by ratings agencies or unrated securities that Investment Management Company determines are of comparable quality. To the extent a security is assigned a different rating by one or more ratings agencies, Investment Management Company will use the highest rating assigned by any agency. The Fund may, however, make investments in non-U.S. debt securities rated below A with respect to assets allocated to the High Yield Sector.
          In the past, yields available from securities denominated in foreign currencies have often been higher than those of securities denominated in U.S. dollars. Although the Fund has the flexibility to invest in any country where Investment Management Company sees potential for high income, it presently expects to invest primarily in securities of issuers in industrialized Western European countries (including Scandinavian countries) and in Canada, Japan, Australia, and New Zealand. Investment Management Company will consider expected changes in non-U.S.

     currency exchange rates in determining the anticipated returns of securities denominated in non-U.S. currencies.
          The obligations of non-U.S. governmental entities, including supranational issuers, have various kinds of government support. Obligations of non-U.S. governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. These obligations may or may not be supported by the full faith and credit of a non-U.S. government.
          Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank, and the Inter-American Development Bank. The governmental members or "stockholders" usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowing. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves, and net income.
          FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. Investment Management Company may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").
          The Fund may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.
          If conditions warrant, for transaction hedging purposes the Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future-time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
          The Fund may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the Fund intends to buy one denominated, when the Fund holds cash and short-term investments). For position hedging purposes, the Fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, the Fund may also purchase or sell foreign currencies on a spot basis.
          The Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Investment Management Company will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by the Fund involve the risk of imperfect correlation between changes in the value of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.
          The decision as to whether and to what extent the Fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the Fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the Fund will engage in foreign currency exchange transactions at any given time or form time to time.
          For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Financial futures and options."
          RISK FACTORS. Foreign investments involve certain risks that are not present with respect to domestic securities. Because the Fund intends to purchase securities for the International Sector that are denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although a portion of the Fund's investment income may be received or realized in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions.
          The values of foreign investments and the investment income derived from them may also be affected favorably or unfavorably by exchange control regulations.

     Although the Fund will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there is no assurance that currency controls will not be imposed subsequently. In addition, the values of foreign fixed-income investments will fluctuate in response to changes in U.S. and foreign interest rates.
          There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable with those in the United States. The securities of some non-U.S. issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Non-U.S. brokerage commissions and other fees are also generally higher than those in the United States. Non-U.S. settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of Fund assets held abroad) and expenses not present in the settlement of U.S. investments.
          In addition, there may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.
          Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.
          The risks described above are typically increased for investments in securities principally traded in, or issued by issuers located in, underdeveloped and developing nations, which are sometimes referred to as "emerging markets."
          Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

     DEFENSIVE STRATEGIES
          At times, Investment Management Company may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Investment Management Company may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, depending on the circumstances, the Fund may shift its portfolio emphasis to higher-rated securities in the High Yield Sector, hedge currency risks in the International Sector, reduce the average maturity of its holdings in any or all of the Sectors, or invest in any other securities which Investment Management Company considers consistent with such defensive strategies. Under unusual market conditions, the Fund could invest up to 100% of its assets in short-term U.S. government securities when the risks of investing in the other Sectors are perceived to outweigh the possible benefits of sector diversification. The Fund may also increase the portion of its assets invested in cash or money market instruments for such defensive purposes or for liquidity purposes. It is impossible to predict when, or for how long, the Fund will use these alternative strategies.

     PORTFOLIO TURNOVER
          The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." As a result of the Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.
          Portfolio turnover generally involves some expense, including commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains.

     FINANCIAL FUTURES AND OPTIONS
          The Fund may buy and sell futures contracts on U.S. government securities, foreign fixed-income securities and on foreign currencies. A futures contract is a contract to buy or sell a certain amount of a particular U.S. government security, foreign fixed-income security or foreign currency at an agreed price on a specified future date. Depending on the change in the value of the security or currency between the time the Fund enters into and terminates a futures contract, the Fund realizes a gain or loss. The Fund may purchase and sell call and put options on futures contracts or on securities it is permitted to purchase in addition to or as an alternative to purchasing and selling futures contracts. The Fund may engage in futures and options transactions for hedging purposes and for nonhedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.
          The use of futures and options involves certain special risks. Futures and options transactions involve costs and may result in losses.
          The successful use of futures and related options will usually depend on Investment Management Company's ability to forecast interest rate and market movements correctly. The use of futures and options strategies also involves the risk of imperfect correlation between movements in the prices of futures and options and movements in the prices of the underlying securities or currencies or in the values of the securities or currencies that are the subject of a hedge. The successful use of futures and options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at a particular time. The Fund's ability to terminate option positions established in the over the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.
          Because the markets for futures and options on foreign fixed-income securities and foreign currencies are relatively new and still developing and are subject to certain regulatory constraints, the Fund's ability to engage in such transactions may be limited. The use of futures and options transactions for purposes other than hedging entails greater risks. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the Fund's ability to engage in futures and options transactions.

     INVESTMENTS IN PREMIUM SECURITIES
          At times, the Fund may invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.
          The Fund does not amortize the premium paid for such securities in calculating its net investment income. As a result, the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. Because the value of premium securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such securities may increase the risk of capital loss if such securities are held to maturity (or first call date).
          During a period of declining interest rates, many of the Fund's portfolio investments will likely bear coupon rates that are higher than the current market rates, regardless of whether such securities were originally purchased at a premium. These securities would generally carry premium market values that would be reflected in the net asset value of the Fund shares. As a result, an investor who purchases shares of the Fund during such periods would initially receive higher taxable monthly distributions (derived from the higher coupon rates payable on the Fund's investments) than might be available from alternative investments bearing current market interest rates, but the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in the Fund, investors may find it useful to compare the Fund's current dividend rate with the "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums.

     OTHER INVESTMENT PRACTICES
          The Fund may also engage in the following investment practices, each of which involves certain special risks.
          OPTIONS. The Fund may seek to increase its current return by writing covered call and put options on U.S. government securities, foreign fixed-income securities and foreign currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit.
          When the Fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security or currency above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security or currency from the option holder at a price above the current market price of the security or currency. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.
          The Fund may also buy and sell put and call options including combinations of put and call options on the same underlying security or currency. Because the markets for options on foreign fixed-income securities and foreign currencies are relatively new and still developing and are subject to certain regulatory constraints, the Fund's ability to engage in such transactions may be limited. The aggregate value of the securities and foreign currencies underlying the options may not exceed 25% of the Fund's assets. The use of these strategies may be limited by applicable law.
          SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS. The Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

     DERIVATIVES
          Certain of the instruments in which the Fund may invest, such as futures contracts, options, forward contracts and CMOs, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index.
(B)  Restrictions of Investment:
          As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:
     (1) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.
     (2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.
     (3) Borrow money, except that the Fund may borrow amounts not exceeding 15% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made for temporary purposes (including repurchasing its shares while effecting an orderly liquidation of portfolio securities) or for emergency purposes.
     (4) Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.
     (5) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.
     (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.
     (7) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.
     (8) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under the federal securities laws.
     (9) Invest more than 25% of the value of its total assets in any one industry. (Securities of the U.S. Government, its agencies, or instrumentalities, or of any non-

     U.S. government, its agencies, or instrumentalities, securities of supranational entities, and securities backed by the credit of a governmental entity are not considered to represent industries.)
          It is contrary to the Fund's present policy, which may be changed without shareholder approval, to:
     (1) Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.
          In addition, the Fund will, so long as shares of the Fund are being offered for sale by the Fund in Japan, comply with the following standards of selection of the Japan Securities Dealers Association.
     1. The Fund may not make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;
     2. The Fund may not borrow money in excess of 10% of the value (taken at current value) of its total assets (not including the amount borrowed) at the time the borrowing is made and then only for temporary purposes ( including repurchasing its shares while effecting an orderly liquidation of portfolio securities) or for emergency purposes;
     3. The Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. or other sovereign government or its agencies or instrumentalities;
     4. The Fund may not acquire more than 10% of the outstanding voting securities of any issuer or may not acquire more than 15% of the outstanding voting securities of any issuer together with other mutual funds managed by Investment Management Company;
     5. The Fund may not invest in the securities of other registered open-end investment funds or companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;
     6. The Fund may not invest more than 10% of the net assets of the Fund in securities which are not traded on an official stock exchange or other regulated market, operating regularly and being recognized and open to the public (which shall include, without limitation, the National Association of Securities Dealers Automated Quotation

     System). This restriction shall not be applicable to bonds determined by Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.
          If any violation of the foregoing three standards occurs, the Fund will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation.
          Although certain of the Fund's fundamental investment restrictions permit the Fund to borrow money to a limited extent, the Fund does not currently intend to do so and did not do so last year.
          All percentage limitations on investments (other than those contained in nonfundamental investment restriction number (1) above) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.
          The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
          The Fund may invest up to 80% of its assets in securities of non-U.S. issuers, although the Fund has not historically invested that high a percentage of its assets in non-U.S. securities.
(C)  Distribution Policy:
          The Fund distributes net investment income and any net realized short-term capital gains at least monthly. Distributions from any net realized long-term capital gains are made at least annually after applying any available capital loss carryovers. The Fund normally pays distributions on the 20th day of each month to Japanese investors who hold shares as of 10th day of each month.
3.   MANAGEMENT STRUCTURE
(A)  Outline of Management of Assets, etc.:
     A.   Valuation of assets:
          The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on

     U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m.
          Securities for which market quotations are readily available are valued at prices which, in the opinion of Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.
          Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
          If any securities held by the Fund are restricted as to resale, Investment Management Company determines their fair value procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.
          Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value procedures approved by the Trustees.
     B.   Management Fee, etc.:
     (1)  Management Fee:
          (a)  Management and Agent Securities Company Fees
               Under a Management Contract dated January 20, 1997, the Fund pays a quarterly fee to Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at an annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455 % of the next $5 billion, 0.440% of the next $5 billion and 0.430% thereafter.
               For the fiscal years ending on September 30, 1996, 1995 and 1994 the Fund paid $20,286,489, $17,596,123 and $14,880,234, respectively as a management fee.
          (b)  Custodian Fee and Charges of the Investor Servicing Agent
               Putnam Fiduciary Trust Company, the Fund's Custodian, shall be entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, will be borne by the Fund.
               The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.
               For the fiscal year ending on September 30, 1996, the Fund paid $6,086,760 as a custodian fee and investor servicing agent fee.

          (c)  Fee on Class M Distribution Plan
               The Class M distribution plan provides for payments by the Fund to Putnam Mutual Funds at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets.
               Payments under the plans are intended to compensate Putnam Mutual Funds Corp. for services provided and expenses incurred by it as principal underwriter of Fund's shares, including the payments to dealers mentioned below. Payments to dealers are subject to the continuation of the class M distribution plan and the terms of an agreement between Yamatane and Putnam Mutual Funds Corp.
               The payments to dealers are based on the average net asset value of Class M shares attributable to shareholders for whom Yamatane and other dealers are designated as the dealer of record. Putnam Mutual Funds Corp. makes the payments quarterly at an annual rate of 0.25% of such average net asset value of Class M shares.
               Putnam Mutual Funds Corp. also pays to Yamatane and other dealers, as additional compensation with respect to the sale of Class M shares, 0.15% of such average net asset value of Class M shares. For Class M shares, the total annual payment to Yamatane and other dealers equals 0.40% of such average net asset value. Putnam Mutual Funds Corp. makes quarterly payments to qualifying dealers.
               For the fiscal year ending on September 30, 1996, the Fund paid the fees on the distribution plan of $4,242,445 for Class A shares, $19,804,746 for Class B shares and $153,347 for the Class M shares, respectively.
          (d)  Other Expenses:
               The Fund pays all expenses not assumed by Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses Investment Management Company for the compensation and related expenses of certain Fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees and was $42,088 for Fiscal 1996.
               Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with the Investment Management Company and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 1996 and the fees paid to each Trustee by all of the Putnam funds during calendar 1996:

COMPENSATION TABLE

                                                       Pension on            Estimated              Total
                                     Aggregate         retirement            annual benefits        compensation
                                     compensation      benefits accrued      from all               from all
                                     from the          as part of            Putnam funds           Putnam
Trustees/Year                        fund (1)          fund expenses (2)     upon retirement (3)    funds (4)
-------------------------------------------------------------------------------------------------------------

Jameson A. Baxter/1994 (5)            $5,313              $0                    $76,499               $172,291
Hans H. Estin/1972                     5,282               0                     77,333                171,291
John A. Hill/1985 (5)                  5,270               0                     77,416                170,791
Ronald J. Jackson/1996 (5)(6)          1,678               0                     77,333                 94,807
Elizabeth T. Kennan/1992               5,282               0                     76,999                171,291
Lawrence J. Lasser/1992                5,236               0                     77,083                169,791
Robert E. Patterson/1984               5,601               0                     79,999                182,291
Donald S. Perkins/1982                 5,250               0                     76,833                170,291
William F. Pounds/1971 (7)             5,948               0                     81,833                197,292
George Putnam/1957                     5,282               0                     77,333                171,291
George Putnam, III/1984                5,282               0                     77,333                171,291
A.J.C. Smith/1986                      5,236               0                     76,249                169,791
W. Nicholas Thorndike/1992             5,576               0                     79,833                181,291

     (1) Includes an annual retainer and an attendance fee for each meeting attended.
     (2) The Trustees approved a Retirement Plan for Trustees of the Putnam funds on October 1, 1996. Prior to that date, voluntary retirement benefits were paid to certain retired Trustees.
     (3) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1996.
     (4)  As of December 31, 1996, there were 96 funds in the Putnam family.
     (5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amounts of deferred compensation payable by the fund to Mr. Hill and Mr. Jackson as of September 30, 1996 were $6,969 and $1,757, respectively. The total amounts of deferred compensation payable by the Putnam funds to Ms. Baxter, Mr. Hill and Mr. Jackson as of December 31, 1996 were $54,002, $205,377 and $75,102, respectively, including income earned on such amounts.
     (6)  Elected as a Trustee in May 1996.
     (7) Includes additional compensation for service as Vice Chairman of the Putnam funds.

               Under a Retirement Plan for Trustees of the Putnam funds (the "Plan") each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.
               The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled to receive had he or she retired immediately prior to such termination or amendment.
               Investment Management Company places all orders for purchases and sales of Fund securities. In selecting broker-dealers, Investment Management Company may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Investment Management Company may consider sales of Fund shares (and, if permitted by law, of the other Putnam Funds) as a factor in the selection of broker-dealers. During fiscal 1994, 1995 and 1996, the Fund paid $451,354, $683,248 and $124,214 in brokerage commissions, respectively. During fiscal 1996 the Fund paid $104,117 on transactions with an aggregate principal value of $307,445,042 (43.16% of transactions) to brokers and dealers to recognize research, statistical and quotation services provided to Investment Management Company and its affiliates.
               For the fiscal year ending on September 30, 1996, the Fund paid $26,510,414 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.
     C.   Sales, Repurchases and Custody:
     (1)  Sales of Shares:
          a.   Sales in the United States
               Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50.

          They can buy Fund shares three ways - through most investment dealers, through Putnam Mutual Funds Corp. or through a systematic investment plan.
               BUYING SHARES THROUGH PUTNAM MUTUAL FUNDS CORP. Complete an order form and write a check for the amount shareholders wish to invest, payable to the Fund. Return the completed form and check to Putnam Mutual Funds Corp., which will act as investor's agent in purchasing shares through investor's designated investment dealer.
               BUYING SHARES THROUGH SYSTEMATIC INVESTING. Investors can make regular investments of $25 or more per month through automatic deductions from investor's bank checking or savings account. Application forms are available from investor's investment dealer or through Investor Servicing Agent.
               Shares are sold at the public offering price based on the net asset value next determined after Investor Servicing Agent receives shareholders' order. In most cases, in order to receive that day's public offering price, Investor Servicing Agent must receive shareholders' order before the close of regular trading on the New York Stock Exchange. If shareholders buy shares through their investment dealer, the dealer must receive the shareholders' order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.
          U.S. OFFERING PRICE AND SALES CHARGES
               The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of investor's purchase. The Fund receives the net asset value. The sales charge is allocated between an investor's investment dealer and Putnam Mutual Funds Corp. as shown in the following table, except when Putnam Mutual Funds Corp., and its discretion, allocates the entire amount to the investor's investment dealer.

                                      Sales charge as
                                      a percentage of:          Amount of sales
                                ---------------------------     charge reallowed
                                Net                             to dealers as a
Amount of transaction           amount             Offering     percentage of
at offering price ($)           invested           price        offering price
-------------------------------------------------------------------------------

Under 50,000                      3.36 %           3.25 %            3.00 %

50,000 but under 100,000          2.30 %           2.25 %            2.00 %

100,000 but under 250,000         1.52 %           1.50 %            1.25 %

250,000 but under 500,000         1.01 %           1.00 %            1.00 %

500,000 and above                 None             None              None

               An investor may be eligible to buy class M shares at reduced sales charges.
               Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge or to class M shares purchased by participant-directed qualified retirement plans with at least 50 eligible employees. The Fund may also sell class M shares at net asset value to members of qualified groups.
          b. Sales in Japan
               In Japan, Shares of the Fund are offered on any Business Day and any business day of securities company in Japan during the Subscription Period mentioned in "8. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities" of the relevant securities registration statement. Investors shall submit an Account Agreement or Transaction Agreement (together with the Account Agreement referred to herein as the "Agreements"). Provided, however, that on and after June 1, 1997, a Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. The purchase shall be made in the minimum investment amount of 300 shares and in integral multiples of 10 shares.
               The issue price for Shares during the Subscription period shall be, in principle, the Net Asset Value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Handling Securities Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge shall be 3.25% of the amount of subscriptions, of which 3.00% may be retained by the distributor in Japan and 0.25% may be retained by the Principal Underwriter. For fiscal 1995 and 1996, Putnam Mutual Funds Corp. received $230,128 and $450,874, respectively, in sales charges for Class M shares, of which it retained $17,388 and $43,472, respectively.
               The Investors having entrusted a Handling Securities Company with safekeeping of the certificates for Fund shares will receive a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in yen in principle and the applicable exchange rate shall be, in the case of subscriptions on and before 30th May, 1997, the forward cable exchange rate for each Payment Day in Tokyo as of the Trade Day or, in the case of subscriptions on and after 1st June, 1997, the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Handling Securities Company. The payment may be made in dollars to the extent that the Handling Securities Companies can agree.
               In addition, Handling Securities Companies in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than (Yen)500,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established by the Association.
     (2)  Repurchase of Shares:
          a. Repurchase in the United States
               A shareholders can sell his shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through his investment dealer. The Fund will only redeem shares for which it has received payment.
               Selling shares directly to the Fund. A shareholder must send a signed letter of instruction or stock power form to Investor Servicing Agent, along with any certificates that represent shares a shareholder wants to sell. The price a shareholder will receive is the next net asset value calculated after the Fund receives a shareholder's request in proper form. In order to receive that day's net asset value, Investor Servicing Agent must receive a shareholder's request before the close of regular trading on the New York Stock Exchange.
               If a shareholder sells shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions.
               If a shareholder wants his redemption proceeds sent to an address other than his address as it appears on records of the Investor Servicing Agent, a signature guarantee is required. Investor Servicing Agent usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.
               The Fund generally sends shareholders payment for shareholders' shares the business day after shareholders' request is received. Under unusual circumstances, the Fund may suspend repurchase, or postpone payment for more than seven days, as permitted by U.S. securities law.
               A shareholder may use Investor Servicing Agent's Telephone
          Redemption Privilege to redeem shares valued up to $100,000 from his account
          unless he has notified Investor Servicing Agent of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Investor Servicing Agent will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his representative, who can provide Investor Servicing Agent with his account registration and address as it appears on Investor Servicing Agent's records.
               Investor Servicing Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Investor Servicing Agent may be liable for any losses due to unauthorized or fraudulent instructions.
               During periods of unusual market changes and shareholder activity, a shareholder may experience delays in contacting Investor Servicing Agent by telephone. In this event, the shareholder may wish to submit a written redemption request, as described above, or contact shareholders' investment dealer. The Telephone Redemption Privilege is not available if the shareholder was issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.
               Selling shares through investment dealers. A shareholder's dealer must receive shareholders' request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. A shareholder's dealer will be responsible for furnishing all necessary documentation to Investor Servicing Agent, and may charge a shareholder for its services.
          b. Repurchase in Japan
               Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to Investor Servicing Agent through the Handling Securities Company on a Fund Business Day that is business day of securities companies in Japan without a contingent deferred sales charge. The repurchase shall be made is integral multiples of 10 shares.
               The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from Yamatane, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Handling Securities Companies pursuant to the Agreements (on and after June 1, 1997, the Contracts) or, if the Handling Securities Companies agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

     (3)  Suspension of Repurchase:
               The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.
     (4)  Custody of Shares:
               Share certificates shall be held by Shareholders at their own risk.
               The custody of the Share certificates (if issued) sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Yamatane. Certificates of custody for the Shares shall be delivered by the Handling Securities Companies to the Japanese Shareholders.
     D.   Miscellaneous:
     (1)  Duration and Liquidation:
               Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.
     (2)  Accounting Year:
               The accounts of the Fund will be closed each year on 30th September.
     (3)  Authorized Shares:
               There is no prescribed authorized number of Shares, and Shares may be issued from time to time.
     (4)  Agreement and Declaration of Trust:
               Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston.
               The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.
               In Japan, material changes in the Agreement and Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.
     (5)  Issue of Warrants, Subscription Rights, etc.:
               The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.
     (6)  How Performance Is Shown:
               Fund advertisements may, from time to time, include performance information. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering per share on the last day of that period.
               For purposes of calculating yield, net investment income is calculated in accordance with U.S. Securities and Exchange Commission regulations and may differ from net investment income as determined for financial reporting purposes. U.S. Securities and Exchange Commission regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. Yield is based on the price of the shares, including the maximum initial sales charge.
               "Total return" for the one-, five- and ten-year periods (or for the life of class M, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year period ended September 30, 1996 and the period since the inception of Class M shares (December 1, 1994) through

          September 30, 1996, the average annual total return for Class M shares of the Fund was 6.56% and 10.63%, respectively. The 30-day yield for Class M shares of the Fund for the period ended September 30, 1996 was 6.79%.
               All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual Funds and other investment vehicles.
               Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.
(B) Outline of Disclosure System:
     (1)  Disclosure in U.S.A.:
          (i) Disclosure to shareholders
               In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.
          (ii) Disclosure to the SEC
               The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.
     (2)  Disclosure in Japan:
          a. Disclosure to the Supervisory Authority:
               When the Fund intends to offer the Shares amounting to more than 500 million yen in Japan, it shall submit to the Minister of Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons who desire at the Ministry of Finance.
               The Handling Securities Companies of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical with Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Minister of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Ministry of Finance.
          b. Disclosure to Japanese Shareholders:
               The Japanese Shareholders will be notified of the material facts which would change their position, including material amendments to the Agreement and Declaration of Trust of the Fund, and of notices from the Trustees, through the Handling Securities Companies.
               The financial statements shall be sent to the Japanese Shareholders through the Handling Securities Companies or the summary thereof shall be carried in daily newspapers.
(C)  Restrictions on Transactions with Interested Parties:
          Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, Inc., acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).
4.   INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY SHAREHOLDERS, ETC.
(A)  Rights of Shareholders and Procedures for Their Exercise:
          The Shareholders shall be registered in order to exercise directly the rights of their Shares. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Handling Securities Company cannot exercise directly their rights, because they are not registered. Shareholders in Japan may have the Handling Securities Companies exercise their rights on their behalf in accordance with the Account Agreement with the Handling Securities Companies.

          The Shareholders in Japan who do not entrust the custody of their Shares to the Handling Securities Companies may exercise their rights in accordance with their own arrangement under their own responsibility.
          The major rights enjoyed by the investors are as follows:
          (i) Voting rights
               Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
          (ii) Repurchase rights
               Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.
          (iii) Rights to receive dividends
               Shareholders are entitled to receive any distribution from net investment income and any net realized short-term capital gains at least monthly and any net realized long-term capital gains at least annually after applying any available capital loss carryovers. Distributions from capital gains are made after applying any available capital loss carryovers.
               Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.
               - Reinvest all distributions in additional shares without a sales charge;
               - Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or
               - Receive all distributions in cash.
          (iv) Right to receive distributions upon dissolution
               Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.
          (v) Right to inspect accounting books and the like
               Shareholders are entitled to inspect the Agreement and Declaration of Trust, the accounting books at the discretion of the Court and the minutes of the shareholders' meeting.

          (vi) Right to transfer shares
               Shares are transferable without restriction except as limited by applicable law.
          (vii) Rights with respect to the U.S. registration statement
               If, under the 1933 Act, there is any false statement concerning any important matter in the U.S. Registration Statement, or any omission of any statement of important matters to be stated therein or not to cause any misunderstanding, shareholders are entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustee of the issuer (or any person placed in the same position) at the time of filing such Statement, any person involved in preparing such Statement or any subscriber of the relevant shares.
(B) Tax Treatment of Shareholders in Japan:
              The tax treatment of Shareholders in Japan shall be as follows:
     (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
               a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.
               b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Handling Securities Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.
               c. Net investment returns such as dividends, etc. and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U. S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.
                    Distributions of long-term net realized capital gain will
               not be subject to withholding of U. S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U. S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.
                    The Japanese withholding tax imposed on distributions as
               referred to in a. and b. above will be collected by way of so-called "difference collecting method". In this method only the difference between the amount equivalent to

               20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.
     (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.
     (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.
     (4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.
(C)  Foreign Exchange Control in U.S.A.:
          In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.
(D)  Agent in Japan:
                  Hamada & Matsumoto
                  Kasumigaseki Building, 25th Floor
                  2-5, Kasumigaseki 3-chome
                  Chiyoda-ku, Tokyo
          The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;
     (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and
     (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
          The agent for the registration with the Japanese Minister of Finance of the initial public offering concerned as well as for the continuous disclosure is each of the following persons:
                  Harume Nakano
                  Ken Miura
                  Attorneys-at-law
                  Hamada & Matsumoto
                  Kasumigaseki Building, 25th Floor
                  2-5, Kasumigaseki, 3-chome
                  Chiyoda-ku, Tokyo

(E)  Jurisdiction:
          Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:
                  Tokyo District Court
                  1-4, Kasumigaseki 1-chome
                  Chiyoda-ku, Tokyo

5. Status of the Investment Fund

(A)  Diversification of Investment Fund:


                                                       (As of the end of March, 1997)
----------------------------------------------------------------------------------------
Types of Assets                     Name of                  Total             Investment
                                    Country               U.S. Dollars          Ratio (%)
----------------------------------------------------------------------------------------

Corporate Bonds                     United States         1,225,070,861           28.84
                                    Mexico                   47,487,515            1.12
                                    Canada                   37,812,750            0.89
                                    United Kingdom           27,046,388            0.64
                                    Luxembourg               15,983,500            0.38
                                    Netherlands              11,182,500            0.26
                                    Indonesia                10,002,063            0.24
                                    Bermuda                   9,917,050            0.23
                                    Columbia                  8,556,000            0.20
                                    Brazil                    7,770,461            0.18
                                    China                     7,464,125            0.18
                                    Australia                 7,402,200            0.17
                                    Greece                    5,760,563            0.14
                                    Argentina                 5,268,206            0.12
                                    India                     4,625,250            0.11

------------------------------------                ------------------------------------
             Sub-total                                    1,431,349,432           33.70
----------------------------------------------------------------------------------------
US Government Obligations           United States         1,050,397,236           24.73
----------------------------------------------------------------------------------------
Foreign Government                  Germany                 390,593,503            9.20
                                    United Kingdom          262,524,769            6.18
                                    France                  247,764,979            5.83
                                    Australia                51,049,775            1.20
                                    Denmark                  49,048,101            1.16
                                    Canada                   17,445,308            0.41
                                    Russia                   15,904,703            0.37
                                    South Africa              2,682,177            0.06
                                    Morocco                   1,919,475            0.05

------------------------------------                ------------------------------------
             Sub-total                                    1,038,932,790           24.46
----------------------------------------------------------------------------------------
Short-term
(Short-term Paper)                  United States           353,952,813            8.35
(Repurchase Agreement)              United States            89,653,000            2.11

------------------------------------                ------------------------------------
             Sub-total                                      443,605,813           10.46
----------------------------------------------------------------------------------------
Brady Bonds                         Argentina                38,163,456            0.90
                                    Brazil                   24,456,448            0.57
                                    Mexico                   22,865,970            0.54
                                    Venezuela                 5,028,571            0.12
                                    Ecuador                   2,494,531            0.06
                                    Bulgaria                  1,837,481            0.04

------------------------------------                ------------------------------------
             Sub-total                                       94,846,457            2.23
----------------------------------------------------------------------------------------
Preferred stock                     United States            89,997,481            2.12
----------------------------------------------------------------------------------------
Units                               United States            52,875,301            1.25
                                    United Kingdom            8,551,400            0.20
                                    Australia                 1,716,800            0.04

------------------------------------                ------------------------------------
             Sub-total                                       63,143,501            1.49
----------------------------------------------------------------------------------------
Common stock                        United States            50,102,971            1.18
----------------------------------------------------------------------------------------
Asset-Backed Securities             United States            40,393,707            0.95
----------------------------------------------------------------------------------------
Collateralized Mortgage Obligations United States            34,167,238            0.80
----------------------------------------------------------------------------------------
Convertible bonds                   United States            30,741,801            0.72
----------------------------------------------------------------------------------------
Convertible Preferred Stocks        United States            12,923,923            0.30
----------------------------------------------------------------------------------------
Warrants                            United States             5,445,537            0.13
----------------------------------------------------------------------------------------
Options, Futures and                Germany                   1,501,740            0.03
 Other Derivatives                  Japan                       312,630            0.01


------------------------------------                ------------------------------------
             Sub-total                                        1,814,370            0.04
----------------------------------------------------------------------------------------
Cash, Deposit and Other Assets                             -139,997,135           -3.31
(After deduction of liabilities)
----------------------------------------------------------------------------------------
               Total                                      4,247,865,122          100.00
           (Net Asset Value)                         ([Yen]527,160 million)

----------------------------------------------------------------------------------------


Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(B)  Results of Past Operations

(1)  Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of March, 1997 is as follows:


                            Total Net Asset Value      Net Asset Value per Share
--------------------------------------------------------------------------------
                             Dollar          Yen
                           (thousands)    (millions)     Dollar           Yen
--------------------------------------------------------------------------------
lst Fiscal Year              14,751         1,831         11.97          1,485
(September 30, 1995)
--------------------------------------------------------------------------------
2nd Fiscal Year              46,327         5,749         12.27          1,523
(September 30, 1996)
================================================================================
1996 End of April            34,310         4,258         12.08          1,449
            May              36,848         4,573         12.03          1,493
            June             38,792         4,814         12.05          1,495
            July             40,945         5,081         12.04          1,494
            August           43,071         5,345         12.03          1,493
            September        46,327         5,749         12.27          1,523
            October          49,272         6,115         12.37          1,535
            November         52,782         6,550         12.53          1,555
            December         55,434         6,879         12.43          1,543
1997 End of January          58,231         7,226         12.41          1,540
            February         62,961         7,813         12.41          1,540
            March            64,356         7,987         12.08          1,499
--------------------------------------------------------------------------------


(Note) Operations of Class M Shares were commenced on December 1, 1994.

(2)  Record of Distributions Paid

-----------------------------------------------------
                               Amount of Dividend
Period                           paid per Share
-----------------------------------------------------
1st Fiscal Year
(12/1/94 - 9/30/95)           $0.65     ([Yen]80.67)
-----------------------------------------------------
2nd Fiscal Year
(10/1/95 - 9/30/96)           $0.87     ([Yen]107.97)
-----------------------------------------------------

(Note) Record of distribution paid from October 1996 to March 1997 are as follows:

------------------------------------------
                             Dividend
------------------------------------------
Month/Year               Dollar     Yen
------------------------------------------
1996 End of October      0.069     8.563
            November     0.069     8.563
            December     0.086    10.673
1997 End of January      0.068     8.439
            February     0.069     8.563
            March        0.069     8.563
------------------------------------------


(C)  Record of Sales and Repurchases
          Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such Fiscal Years are as follows:


-------------------------------------------------------------------------------------------------------
                               Number of             Number of Shares        Number of Outstanding
                              Shares Sold               Repurchased                 Shares
-------------------------------------------------------------------------------------------------------

1st Fiscal Year                1,363,277                 131,265                1,232,012
(12/1/94-9/30/95)                     (0)                     (0)                      (0)
-------------------------------------------------------------------------------------------------------

2nd Fiscal Year                3,470,806                 925,979                3,776,839
(10/1/95-9/30/96)                     (0)                     (0)                      (0)
-------------------------------------------------------------------------------------------------------


Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Share will be sold in Japan from May 28, 1997.

II. OUTLINE OF THE TRUST

1.  Trust
(A)  Law of Place of Incorporation
          The Trust is a Massachusetts business trust organized in Massachusetts, U.S.A. on August 11, 1988.
          Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.
          The Trust is an open-end, diversified management company under the Investment Company Act of 1940.
(B)  Outline of the Supervisory Authority
          Refer to I - l (B) Outline of the Supervisory Authority.
(C)  Purpose of the Trust
          The purpose of the Trust is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character.
(D)  History of the Trust
          August 11, 1988:       Organization of the Fund as a Massachusetts
                                 business trust.
                                 Adoption of the Agreement and Declaration of
                                 Trust.
          September 7, 1988:     Adoption of the Amended and Restated Agreement
                                 and Declaration of Trust.
(E)  Amount of Capital Stock
          Not applicable.
(F)  Structure of the management of the Trust
          The Trustees are responsible for generally overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Trust. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.
          The Trustees of the Trust are authorized by the Agreement and Declaration of Trust to issue shares of the Trust in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.
          Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Trust, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (vii) with respect to such additional matters relating to the Trust as may be required by the Agreement and Declaration of Trust, the Bylaws of the Trust, or any registration of the Trust with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Trust.
          On any matter submitted to a vote of shareholders, all shares of the Trust then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, share are voted by individual series or class; and (2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.
          Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.
          The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Trust. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Trust, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.
          Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.
          At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.
          Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.
          The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Trust under the circumstances and on the terms specified therein.
          The Trust may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.
          The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Trust, and is qualified in its entirety by reference to each of those documents.

(G)  Information Concerning Major Shareholders
     Not applicable.
(H)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Trust


-----------------------------------------------------------------------------------------------------------------

Name                        Office and Title        Resume                                      Shares Owned
-----------------------------------------------------------------------------------------------------------------

George Putnam               Chairman and President  present:   Chairman and Director of         Class A
                                                               Putnam Management and Putnam     5,197
                                                               Mutual Funds Corp.
                                                               Director, Marsh & McLennan
                                                               Companies, Inc.
-----------------------------------------------------------------------------------------------------------------

William F. Pounds           Vice Chairman           present:   Professor of Management,         Class A
                                                               Alfred P. Sloan School of        887
                                                               Management, Massachusetts
                                                               Institute of Technology
-----------------------------------------------------------------------------------------------------------------

Jameson Adkins Baxter       Trustee                 present:   President, Baxter Associates,    Class A
                                                               Inc.                             361
-----------------------------------------------------------------------------------------------------------------

Hans H. Estin               Trustee                 present:   Vice Chairman, North American    Class A
                                                               Management Corp.                 213
-----------------------------------------------------------------------------------------------------------------

John A. Hill                Trustee                 present:   Chairman and Managing            Class A
                                                               Director, First Reserve          1,267
                                                               Corporation
-----------------------------------------------------------------------------------------------------------------

Ronald J. Jackson           Trustee                 present:   Former Chairman, President and   Class A
                                                               Chief Executive Officer of       437
                                                               Fisher-Price, Inc.,
                                                               Director of Safety 1st, Inc.,
                                                               Trustee of Salem Hospital and
                                                               the Peabody Essex Museum
-----------------------------------------------------------------------------------------------------------------

Elizabeth T. Kennan         Trustee                 present:   President Emeritus and           Class A
                                                               Professor, Mount Holyoke         276
                                                               College
-----------------------------------------------------------------------------------------------------------------

Lawrence J. Lasser          Trustee and Vice        present:   President, Chief Executive       Class A
                            President                          Officer and Director of Putnam   129
                                                               Investments, Inc. and Putnam
                                                               Management
                                                               Director, Marsh & McLennan
                                                               Companies, Inc.
-----------------------------------------------------------------------------------------------------------------


Robert E. Patterson         Trustee                 present:   Executive Vice President and     Class A
                                                               Director of Acquisitions,        508
                                                               Cabot Partners Limited
                                                               Partnership

-----------------------------------------------------------------------------------------------------------------


                                      -52-


-----------------------------------------------------------------------------------------------------------------
Donald S. Perkins           Trustee                 present:   Director of various              Class A
                                                               corporations, including          3,035
                                                               Cummins Engine Company, Lucent
                                                               Technologies, Inc., Springs
                                                               Industries, Inc. and Time
                                                               Warner Inc.
-----------------------------------------------------------------------------------------------------------------

George Putnam, III          Trustee                 present:   President, New Generation        Class A
                                                               Research, Inc.                   2,618
-----------------------------------------------------------------------------------------------------------------

A.J.C. Smith                Trustee                 present:   Chairman and Chief Executive     Class A
                                                               Officer, Marsh & McLennan        208
                                                               Companies, Inc.
-----------------------------------------------------------------------------------------------------------------

W. Nicholas Thorndike       Trustee                 present:   Director of various              Class A
                                                               corporations and charitable      139
                                                               organizations, including Data
                                                               General Corporation, Bradley
                                                               Real Estate, Inc. and
                                                               Providence Journal Co.
                                                               Trustee of Massachusetts
                                                               General Hospital and Eastern
                                                               Utilities Associations
-----------------------------------------------------------------------------------------------------------------

Charles E. Porter           Executive Vice          present:   Managing Director of Putnam      0
                            President                          Investments, Inc. and Putnam
                                                               Management
-----------------------------------------------------------------------------------------------------------------


Patricia C. Flaherty        Senior Vice President   present:   Senior Vice President of         0
                                                               Putnam Investments, Inc. and
                                                               Putnam Management

-----------------------------------------------------------------------------------------------------------------

William N. Shiebler         Vice President          present:   Director and Senior Managing     1,194
                                                               Director of Putnam
                                                               Investments, Inc.
                                                               President and Director of
                                                               Putnam Mutual Funds
-----------------------------------------------------------------------------------------------------------------

Gordon H. Silver            Vice President          present:   Director and Senior Managing     Class A
                                                               Director of Putnam               0
                                                               Investments, Inc. and Putnam
                                                               Management
-----------------------------------------------------------------------------------------------------------------

Paul M. O'Neil              Vice President          present:   Vice President of Putnam         0
                                                               Investments, Inc. and Putnam
                                                               Management
-----------------------------------------------------------------------------------------------------------------

John D. Hughes              Vice President and      present    Senior Vice President of         Class A
                            Treasurer                          Putnam Management                0
-----------------------------------------------------------------------------------------------------------------

Beverly Marcus              Clerk and Assistant                N/A                              Class A
                            Treasurer                                                           0
-----------------------------------------------------------------------------------------------------------------

Gary N. Coburn              Vice President          present    Senior Managing Director of      Class A
                                                               Putnam Investments, Inc. and     15,024
                                                               Putnam Management
-----------------------------------------------------------------------------------------------------------------

John R. Verani              Vice President          present    Senior Vice President of         Class A
                                                               Putnam Investment, Inc. and      0
                                                               Putnam Management
-----------------------------------------------------------------------------------------------------------------

Gail S. Attridge            Vice President          present    Senior Vice President of         Class A
                                                               Putnam Investments, Inc. and     0
                                                               Putnam Management
-----------------------------------------------------------------------------------------------------------------


                                      -53-


-----------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes           Vice President          present    Senior Vice President of         Class A
                                                               Putnam Investments, Inc. and     0
                                                               Putnam Management
-----------------------------------------------------------------------------------------------------------------

Michael Martino             Vice President          present    Managing Director of Putnam      Class A
                                                               Investments, Inc. and Putnam     0
                                                               Management.
-----------------------------------------------------------------------------------------------------------------

Jin W. Ho                   Vice President          present    Managing Director of Putnam      Class A
                                                               Investments, Inc. and Putnam     0
                                                               Management
-----------------------------------------------------------------------------------------------------------------

William J. Curtin           Vice President          present    Managing Director of Putnam      Class A
                                                               Investments, Inc. and Putnam     0
                                                               Management
-----------------------------------------------------------------------------------------------------------------

     (2) Employees of the Trust
          The Trust does not have any employees.
(I)  Description of Business and Outline of Operation
          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.
(J)  Miscellaneous
     (1)  Changes of Trustees and Officers
               Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.
     (2)  Amendment to the Agreement and Declaration of Trust
               Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.
     (3)  Litigation and Other Significant Events
               Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Trust is September 30. The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2.  Putnam Investment Management, Inc. (Investment Management Company)
(A)  Law of Place of Incorporation
     Putnam is incorporated under the General Corporation Law of The Commonwealth of Massachusetts, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.
     Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.
(B)  Outline of the Supervisory Authority
     Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.
(C)  Purpose of the Company
     Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.
(D)  History of the Company
     Investment Management Company is one of America's oldest and largest money management firms. Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with over $139 billion in assets in nearly 8 million shareholder accounts at the end of March, 1997. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

         Putnam Investment Management Inc., Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(E)  Amount of Capital Stock (as of the end of March, 1997)

     1.   Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

                                                  Amount of Capital
              Year                         (Total Stockholders' Equity)
              ----                         ----------------------------

          End of 1992                               $42,618,341

          End of 1993                               $49,847,760

          End of 1994                               $48,149,491

          End of 1995                               $45,521,351

          End of 1996                               $45,817,658

(F)  Structure of the Management of the Company
     Investment Management Company is ultimately managed by its Board of Directors, which is elected by its shareholders.
     Each Fund managed by Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, Investment Management Company's High Yield Securities Taxable Investment Grade and Global Fixed Income Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

     The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

     In selecting portfolio securities for the Fund, Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

     The following officers of Investment Management Company have had primary responsibility for the day-to-day management of the Fund's portfolio since the years stated below:


-------------------------------------------------------------------------------------------------------------------
           Names             Year                                Business Experience
                                                                 (at least 5 years)
-------------------------------------------------------------------------------------------------------------------
Jin W. Ho                    1996   Employed as an investment professional by Putnam Investment Management, Inc.
Managing Director                   since 1983.
-------------------------------------------------------------------------------------------------------------------

D. William Kohli             1994   Employed as an investment professional by Putnam Investment Management, Inc.
Managing Director                   since 1994.
                                    Prior to September, 1994, Mr. Kohli was Executive Vice President and
                                    Co-Director of Global Bond Management and, prior to October, 1993, Senior
                                    Portfolio Manager at Franklin Advisors/Templeton Investment Counsel.
-------------------------------------------------------------------------------------------------------------------

Michael Martino              1994   Employed as an investment professional by Putnam Investment Management, Inc.
Managing Director                   since 1994.
                                    Prior to January, 1994, Mr. Martino was employed by Back Bay Advisors as
                                    Executive Vice President and Chief Investment Officer.
-------------------------------------------------------------------------------------------------------------------

Gail S. Attridge             1997   Employed as an investment professional by Putnam Investment Management, Inc.
Senior Vice President               since 1993.
                                    Prior to November, 1993, Ms. Attridge was an Analyst at Keystone Custody
                                    International.
-------------------------------------------------------------------------------------------------------------------

Kenneth J. Taubes            1997   Employed as an investment professional by Putnam Investment Management, Inc.
Senior Vice President               since 1991.
-------------------------------------------------------------------------------------------------------------------


(G)  Information Concerning Major Stockholders

     As of the end of March, 1997, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.

(H)  Information Concerning Officers and Employees

     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists:
     (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:


         List of Officers and Directors of Putnam Investment Management, Inc. (as of March 31, 1997 )
         ---------------------------------------------------------------------------------------------------
                            Position with Putnam
                            Investment  Management,
         Name               Inc.                       Other Business Affiliation
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------

         Putnam, George     Chairman                   Chairman of Putnam Mutual Funds Corp.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Lasser, Lawrence   President and Director
         J.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Silver, Gordon H.  Director and Senior        Putnam Fiduciary Trust Company
                            Managing Director          Senior Administrative Officer and Director of
                                                       Putnam Mutual Funds Corp.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Jamieson,          Director and Senior        Treasurer of Putnam Mutual Funds Corp.
         Douglas B.         Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Moran, Timothy P.   Managing Director         Treasurer, Director and Security Officer of Putnam
                                                       Fiduciary Trust Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Burke, Robert W.   Director and Senior        Senior Managing Director of Putnam Mutual Funds
                            Managing Director          Corp.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Carman, Peter      Director and Senior
                            Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Coburn, Gary N.    Senior Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Ferguson, Ian C.   Senior Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Spiegel, Steven    Director and Senior        Senior Managing Director of Putnam Mutual Funds
                            Managing Director          Corp.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------


                                      -58-


         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Anderson, Blake    Managing Director
         E.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Bankart, Alan J.   Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Bogan, Thomas      Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Browchuk, Brett    Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Collman,           Managing Director          Managing Director of Putnam Mutual Funds Corp.
         Kathleen M.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Curtin,            Managing Director
         William J.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         D'Alelio, Edward   Managing Director
         H.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         DeTore, John A.    Managing Director          Managing Director of Putnam Fiduciary Trust Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Durgarian,         Managing Director          Director and Managing Director of Putnam Fiduciary
         Karnig H.                                     Trust Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Esteves, Irene M.  Senior Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Ho, Jin W.         Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Hurley, William    Managing Director          Managing Director of Putnam Mutual Funds Corp.
         J.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Jacobs, Jerome J.  Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Kearney, Mary E.   Managing Director          Managing Director of Putnam Mutual Funds Corp.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Kohli, D. William  Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Kreisel, Anthony   Managing Director
         I.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Landes, William    Managing Director
         J.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------


                                      -59-


         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Maloney, Kevin J.  Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Martino, Michael   Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Maxwell, Scott M.  Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         McGue, William F.  Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         McMullen, Carol    Managing Director
         C.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Miller, Daniel L.  Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Montgomery,        Managing Director
         Kenneth
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Morgan Jr., John   Managing Director          Managing Director of Putnam Fiduciary Trust Company
         J.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Mullaney,          Managing Director
         Michael A.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         O'Donnell Jr.,     Managing Director
         C. Patrick
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Peacher, Stephen   Managing Director
         C.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Porter, Charles    Managing Director
         E.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Reilly, Thomas V.  Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Scott, Justin M.   Managing Director          Managing Director of Putnam Fiduciary Trust Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Talanian, John C.  Managing Director          Managing Director of Putnam Mutual Funds Corp.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Woolverton,        Managing Director          Managing Director of Putnam Mutual Funds Corp.
         William H.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Asher, Steven E.   Senior Vice President      Senior Vice President of Putnam Mutual Funds Corp.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------


                                      -60-


         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Baumback, Robert   Senior Vice President
         K.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Beck, Robert R.    Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Bousa, Edward P.   Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Bresnahan,         Senior Vice President      Senior Vice President of Putnam Mutual Funds Corp.
         Leslee R.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Burns, Cheryl A.   Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Cassaro, Joseph    Managing Director
         A.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Chapman, Susan     Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Cotner, Beth C.    Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Curran, J. Peter   Senior Vice President      Senior Vice President of Putnam Mutual Funds Corp.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Dalferro, John R.  Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Daly, Kenneth L.   Senior Vice President      Senior Vice President of Putnam Mutual Funds Corp.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         England, Richard   Senior Vice President
         B.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Fitzgerald,        Senior Vice President
         Michael T.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Flaherty,          Senior Vice President      Senior Vice President of Putnam Mutual Funds Corp.
         Patricia C.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Francis,           Senior Vice President
         Jonathan H.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Frucci, Richard    Senior Vice President      Senior Vice President of Putnam Fiduciary Trust
         M.                                            Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Fullerton, Brian   Senior Vice President      Senior Vice President of Putnam Mutual Funds Corp.
         J.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------


                                      -61-


         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Gillis, Roland     Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Goodwin, Kim C.    Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Grant, J. Peter    Senior Vice President      Senior Vice President of Putnam Fiduciary Trust
                                                       Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Grim, Daniel J.    Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Haagensen, Paul    Senior Vice President
         E.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Halperin,          Senior Vice President
         Matthew C.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Han, Billy P.      Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Healey, Deborah    Senior Vice President
         R.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Joseph, Joseph P.  Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Joyce, Kevin M.    Senior Vice President      Senior Vice President of Putnam Mutual Funds Corp.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Kamshad, Omid      Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Kay, Karen R.      Senior Vice President      Clerk, Director and Senior Vice President of
                                                       Putnam Fiduciary Trust Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         King, David L.     Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Kirson, Steven L.  Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Leichter,          Senior Vice President
         Jennifer E.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Lindsey, Jeffrey   Senior Vice President
         R.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Lukens, James W.   Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------


                                      -62-


         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Manning, Howard    Senior Vice President
         K.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Matteis, Andrew    Senior Vice President
         S.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         McAuley,           Senior Vice President
         Alexander J.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         McDonald,          Senior Vice President
         Richard E.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Meehan, Thalia     Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Mikami, Darryl     Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Mockard, Jeanne    Senior Vice President
         L.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Morgan, Kelly A.   Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Mufson, Michael    Senior Vice President
         J.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Mullin, Hugh H.    Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Netols, Jeffrey    Senior Vice President      Senior Vice President of Putnam Fiduciary Trust
         W.                                            Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Nguyen, Triet M.   Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Paine, Robert M.   Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Pohl, Charles G.   Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Pollard, Mark D.   Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Powers, Neil J.    Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Quinton, Keith P.  Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------


                                      -63-



         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Ray, Christopher   Senior Vice President
         A.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Reeves, William    Senior Vice President
         H.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Regan, Anthony W.  Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Rosalanko,         Senior Vice President
         Thomas J.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Ruys de Perez,     Senior Vice President      Senior Vice President of Putnam Fiduciary Trust
         Charles A.                                    Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Schwister, Jay E.  Senior Vice President      Senior Vice President of Putnam Fiduciary Trust
                                                       Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Senter, Max S.     Senior Vice President      Senior Vice President of Putnam Fiduciary Trust
                                                       Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Silver, Jennifer   Managing Director          Senior Vice President of Putnam Fiduciary Trust
         K.                                            Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Simon, Sheldon N.  Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Smith Jr., Leo J.  Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Smith, Margaret    Senior Vice President
         D.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Soja, Joanne       Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Storkerson, John   Senior Vice President      Senior Vice President of Putnam Fiduciary Trust
         K.                                            Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Strumpf, Casey     Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Sullivan, Roger    Senior Vice President
         R.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Swanberg,          Senior Vice President
         Charles H.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Swift, Robert      Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------


                                      -64-


         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Taubes, Kenneth    Senior Vice President      Senior Vice President of Putnam Fiduciary Trust
         J.                                            Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Thomas, David K.   Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Thomsen,           Senior Vice President      Senior Vice President of Putnam Fiduciary Trust
         Rosemary H.                                   Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Tibbetts,          Senior Vice President      Senior Vice President of Putnam Mutual Funds Corp.
         Richard B.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Till, Hilary F.    Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Van Vleet,         Senior Vice President
         Charles C.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Verani, John R.    Senior Vice President      Senior Vice President of Putnam Fiduciary Trust
                                                       Company
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Weinstein,         Senior Vice President
         Michael R.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------

         Weiss, Manuel      Senior Vice President

         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Schultz,           Senior Vice President
         Mitchell D.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Wheeler, Diane     Senior Vice President
         D.F.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Wyke, Richard P.   Senior Vice President
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Zukowski, Gerald   Senior Vice President
         S.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Haslett, Thomas    Managing Director
         R.
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Zieff, William     Managing Director
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
         Svensson, Lisa A.  Senior Vice President
         ---------------------------------------------------------------------------------------------------


     (I)  Summary of Business Lines and Business Operation
          Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of March, 1997, Investment Management Company managed, advised, and/or administered the following 100 funds and fund portfolios (having an aggregate net asset value of approximately $138.5 billion):

                                                                                                 (As of the end of March, 1997)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Asset
                                                                                                       Total Net       Value
Name                                                             Month/Date/Year      Principal       Asset Value    per share
                                                                   Established        Characteristics ($ million)       ($)
===============================================================================================================================
The George Putnam Fund of Boston; A                                   11/5/37         Open/Equity         2,062.0       16.62
------------------------------------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston; B                                   4/24/92         Open/Equity           677.0       16.52
------------------------------------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston; M                                   12/1/94         Open/Equity           132.0       16.51
------------------------------------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston; Y                                    1/1/94         Open/Equity           286.0       16.64
------------------------------------------------------------------------------------------------------------------------------
Putnam Arizona Tax Exempt Income Fund; A                              1/30/91         Open/Bond             121.0        8.94
------------------------------------------------------------------------------------------------------------------------------
Putnam Arizona Tax Exempt Income Fund; B                              7/15/93         Open/Bond              27.0        8.93
------------------------------------------------------------------------------------------------------------------------------
Putnam Arizona Tax Exempt Income Fund; M                               7/3/95         Open/Bond               0.5        8.95
------------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income Fund; A                              3/1/85         Open/Bond           1,627.0        8.37
------------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income Fund; B                             5/20/94         Open/Bond              26.0        8.33
------------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income Fund; M                             2/14/95         Open/Bond               1.0        8.37
------------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Fund; A                                    2/20/91         Open/Equity           365.0       12.81
------------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Fund; B                                     6/1/93         Open/Equity           200.0       12.64
------------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Fund; M                                     2/1/95         Open/Equity             9.0       12.74
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Balanced Portfolio; A                         2/7/94         Open/Balanced         493.0       10.53
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Balanced Portfolio; B                        2/11/94         Open/Balanced         331.0       10.49
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Balanced Portfolio; C                         9/1/94         Open/Balanced          45.0       10.45
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Balanced Portfolio; M                         2/6/95         Open/Balanced          27.0       10.53
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Balanced Portfolio; Y                        7/14/94         Open/Balanced         192.0       10.54
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Conservative Portfolio; A                     2/7/94         Open/Balanced         264.0        9.56
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation:  Conservative Portfolio; B                   2/18/94         Open/Balanced         112.0        9.53
------------------------------------------------------------------------------------------------------------------------------


                                      -67-



------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Conservative Portfolio; C                     9/1/94         Open/Balanced          22.0        9.52
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Conservative Portfolio; M                     2/7/95         Open/Balanced           8.0        9.54
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Conservative Portfolio; Y                    7/14/94         Open/Balanced          13.0        9.57
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Growth Portfolio; A                           2/8/94         Open/Balanced         305.0       11.33
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Growth Portfolio; B                          2/16/94         Open/Balanced         254.0       11.22
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Growth Portfolio; C                           9/1/94         Open/Balanced          43.0       11.15
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Growth Portfolio; M                           2/1/95         Open/Balanced          22.0       11.23
------------------------------------------------------------------------------------------------------------------------------
Putnam Asset Allocation: Growth Portfolio; Y                          7/14/94         Open/Balanced         187.0       11.38
------------------------------------------------------------------------------------------------------------------------------
Putnam Balanced Retirement Fund; A                                    4/19/85         Open/Balanced         523.0       10.39
------------------------------------------------------------------------------------------------------------------------------
Putnam Balanced Retirement Fund; B                                     2/1/94         Open/Balanced          51.0       10.32
------------------------------------------------------------------------------------------------------------------------------
Putnam Balanced Retirement Fund; M                                    3/17/95         Open/Balanced           5.0       10.35
------------------------------------------------------------------------------------------------------------------------------
Putnam California Tax Exempt Income Fund; A                           4/29/83         Open/Bond           3,048.0        8.37
------------------------------------------------------------------------------------------------------------------------------
Putnam California Tax Exempt Income Fund; B                            1/4/93         Open/Bond             535.0        8.36
------------------------------------------------------------------------------------------------------------------------------
Putnam California Tax Exempt Income Fund; M                           2/14/95         Open/Bond              12.0        8.36
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                     5/1/95         Open/Equity           127.0       10.35
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                     9/15/93         Open/Bond             515.0       10.39
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                           5/1/90         Open/Equity         1,404.0       16.27
------------------------------------------------------------------------------------------------------------------------------
Putnam VT  Global Asset Allocation Fund                                2/1/88         Open/Balanced         794.0       16.04
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                       2/1/88         Open/Balanced       6,208.0       23.43
------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                              2/1/88         Open/Bond             801.0       11.92
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                            2/1/88         Open/Bond             512.0        1.00
------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                       5/2/94         Open/Equity         1,647.0       15.87
------------------------------------------------------------------------------------------------------------------------------


                                      -68-


------------------------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund                   2/1/88         Open/Bond             759.0       12.25
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                             5/1/92         Open/Balanced         653.0       13.34
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                                 2/1/88         Open/Equity         3,211.0       29.30
------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation Fund; A                                    8/5/93         Open/Equity           420.0       17.19
------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation Fund; B                                   11/2/94         Open/Equity           413.0       17.06
------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation Fund; M                                   1/22/96         Open/Equity            25.0       17.08
------------------------------------------------------------------------------------------------------------------------------
Putnam Convertible Income-Growth Trust; A                             6/29/72         Open/Balanced         976.0       20.35
------------------------------------------------------------------------------------------------------------------------------
Putnam Convertible Income-Growth Trust; B                             7/15/93         Open/Balanced         184.0       20.19
------------------------------------------------------------------------------------------------------------------------------
Putnam Convertible Income-Growth Trust; M                             3/13/95         Open/Balanced          11.0       20.24
------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Equity Trust; A                                     7/1/94         Open/Equity           195.0       11.50
------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Equity Trust; B                                     7/2/94         Open/Equity           227.0       11.42
------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Equity Trust; M                                     7/3/95         Open/Equity            15.0       11.45
------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Trust; A                                    10/3/88         Open/Bond           1,960.0       12.11
------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Trust; B                                     3/1/93         Open/Bond           2,220.0       12.06
------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Trust; M                                    12/1/94         Open/Bond              64.0       12.08
------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Trust ; Y                                   7/11/96         Open/Bond               3.0       12.11
------------------------------------------------------------------------------------------------------------------------------
Putnam Equity Income Fund; A                                          6/15/77         Open/Balanced         643.0       13.48
------------------------------------------------------------------------------------------------------------------------------
Putnam Equity Income Fund; B                                          9/13/93         Open/Balanced         284.0       13.42
------------------------------------------------------------------------------------------------------------------------------
Putnam Equity Income Fund; M                                          12/2/94         Open/Balanced          29.0       13.43
------------------------------------------------------------------------------------------------------------------------------
Putnam Europe Growth Fund; A                                           9/7/90         Open/Equity           233.0       17.35
------------------------------------------------------------------------------------------------------------------------------
Putnam Europe Growth Fund; B                                           2/1/94         Open/Equity           196.0       17.02
------------------------------------------------------------------------------------------------------------------------------
Putnam Europe Growth Fund; M                                          12/1/94         Open/Equity            12.0       17.27
------------------------------------------------------------------------------------------------------------------------------


                                      -69-


------------------------------------------------------------------------------------------------------------------------------
Putnam Florida Tax Exempt Income Fund; A                              8/24/90         Open/Bond             237.0        9.00
------------------------------------------------------------------------------------------------------------------------------
Putnam Florida Tax Exempt Income Fund; B                               1/4/93         Open/Bond              56.0        9.00
------------------------------------------------------------------------------------------------------------------------------
Putnam Florida Tax Exempt Income Fund; M                               5/1/95         Open/Bond               1.0        9.00
------------------------------------------------------------------------------------------------------------------------------
Putnam Federal Income Trust; A                                         6/2/86         Open/Bond             355.0        9.80
------------------------------------------------------------------------------------------------------------------------------
Putnam Federal Income Trust; B                                         6/6/94         Open/Bond               9.0        9.76
------------------------------------------------------------------------------------------------------------------------------
Putnam Federal Income Trust; M                                        4/12/95         Open/Bond               0.9        9.80
------------------------------------------------------------------------------------------------------------------------------
Putnam Global Governmental Income Trust; A                             6/1/87         Open/Bond             326.0       13.87
------------------------------------------------------------------------------------------------------------------------------
Putnam Global Governmental Income Trust; B                             2/1/94         Open/Bond              41.0       13.84
------------------------------------------------------------------------------------------------------------------------------
Putnam Global Governmental Income Trust; M                            3/17/95         Open/Bond               2.0       13.83
------------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth Fund; A                                           9/1/67         Open/Equity         2,352.0       10.94
------------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth Fund; B                                          4/27/92         Open/Equity         1,461.0       10.63
------------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth Fund; M                                           3/1/95         Open/Equity            32.0       10.88
------------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth Fund; Y                                          6/15/94         Open/Equity            86.0       11.07
------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income Fund II; A                                    1/5/95         Open/Balanced         741.0       12.53
------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income Fund II; B                                    1/5/95         Open/Balanced         885.0       12.46
------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income Fund II; M                                    1/5/95         Open/Balanced         110.0       12.49
------------------------------------------------------------------------------------------------------------------------------
The Putnam Fund for Growth and Income; A                              11/6/57         Open/Balanced      13,292.0       18.39
------------------------------------------------------------------------------------------------------------------------------
The Putnam Fund for Growth and Income; B                              4/27/92         Open/Balanced      10,555.0       18.21
------------------------------------------------------------------------------------------------------------------------------
The Putnam Fund for Growth and Income; M                               5/1/95         Open/Balanced         206.0       18.31
------------------------------------------------------------------------------------------------------------------------------
The Putnam Fund for Growth and Income; Y                              6/15/94         Open/Balanced         432.0       18.41
------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield Advantage Fund; A                                   3/25/86         Open/Bond           1,120.0        9.47
------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield Advantage Fund; B                                   5/16/94         Open/Bond             750.0        9.44
------------------------------------------------------------------------------------------------------------------------------


                                      -70-


------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield Advantage Fund; M                                   12/1/94         Open/Bond             930.0        9.46
------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield Trust; A                                            2/14/78         Open/Bond           3,116.0       12.24
------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield Trust; B                                             3/1/93         Open/Bond           1,183.0       12.19
------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield Trust; M                                             7/3/95         Open/Bond              23.0       12.23
------------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences Trust; A                                       5/28/82         Open/Equity         1,374.0       46.74
------------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences Trust; B                                        3/1/93         Open/Equity           390.0       45.81
------------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences Trust; M                                        7/3/95         Open/Equity            14.0       46.54
------------------------------------------------------------------------------------------------------------------------------
Putnam Income Fund; A                                                 11/1/54         Open/Bond           1,116.0        6.85
------------------------------------------------------------------------------------------------------------------------------
Putnam Income Fund; B                                                  3/1/93         Open/Bond             356.0        6.82
------------------------------------------------------------------------------------------------------------------------------
Putnam Income Fund; M                                                12/14/94         Open/Bond              23.0        6.82
------------------------------------------------------------------------------------------------------------------------------
Putnam Income Fund; Y                                                 2/12/94         Open/Bond             136.0        6.86
------------------------------------------------------------------------------------------------------------------------------
Putnam Intermediate U.S. Government Income Fund; A                    2/16/93         Open/Bond             137.0        4.80
------------------------------------------------------------------------------------------------------------------------------
Putnam Intermediate U.S. Government Income Fund; B                    2/16/93         Open/Bond              62.0        4.80
------------------------------------------------------------------------------------------------------------------------------
Putnam Intermediate U.S. Government Income Fund; M                     4/3/95         Open/Bond               4.0        4.80
------------------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities Fund; A                         1/3/95         Open/Equity           692.0       12.63
------------------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities Fund; B                        7/21/95         Open/Equity           855.0       12.53
------------------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities Fund; M                        7/21/95         Open/Equity            75.0       12.58
------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund; A                                              12/1/25         Open/Equity         1,370.0        9.25
------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund; B                                               3/1/93         Open/Equity           189.0        9.00
------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund; M                                              12/2/94         Open/Equity            13.0        9.17
------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund; Y                                             11/30/96         Open/Equity             0.3        9.26
------------------------------------------------------------------------------------------------------------------------------
Putnam Massachusetts Tax Exempt Income Fund; A                       10/23/89         Open/Bond             271.0        9.21
------------------------------------------------------------------------------------------------------------------------------


                                      -71-


------------------------------------------------------------------------------------------------------------------------------
Putnam Massachusetts Tax Exempt Income Fund; B                        7/15/93         Open/Bond              81.0        9.20
------------------------------------------------------------------------------------------------------------------------------
Putnam Massachusetts Tax Exempt Income Fund; M                        5/12/95         Open/Bond               3.0        9.20
------------------------------------------------------------------------------------------------------------------------------
Putnam Michigan Tax Exempt Income Fund; A                            10/23/89         Open/Bond             139.0        9.01
------------------------------------------------------------------------------------------------------------------------------
Putnam Michigan Tax Exempt Income Fund; B                             7/15/93         Open/Bond              34.0        9.00
------------------------------------------------------------------------------------------------------------------------------
Putnam Michigan Tax Exempt Income Fund; M                             4/17/95         Open/Bond               0.7        9.01
------------------------------------------------------------------------------------------------------------------------------
Putnam Minnesota Tax Exempt Income Fund; A                           10/23/89         Open/Bond              97.0        8.85
------------------------------------------------------------------------------------------------------------------------------
Putnam Minnesota Tax Exempt Income Fund; B                            7/15/93         Open/Bond              34.0        8.82
------------------------------------------------------------------------------------------------------------------------------
Putnam Minnesota Tax Exempt Income Fund; M                             4/3/95         Open/Bond               1.0        8.84
------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market Fund; A                                           10/1/76         Open/Bond           2,393.0        1.00
------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market Fund; B                                           4/27/92         Open/Bond             547.0        1.00
------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market Fund; M                                           12/8/94         Open/Bond              55.0        1.00
------------------------------------------------------------------------------------------------------------------------------
Putnam Municipal Income Fund; A                                       5/22/89         Open/Bond             795.0        8.87
------------------------------------------------------------------------------------------------------------------------------
Putnam Municipal Income Fund; B                                        1/4/93         Open/Bond             474.0        8.86
------------------------------------------------------------------------------------------------------------------------------
Putnam Municipal Income Fund; M                                       12/1/94         Open/Bond              12.0        8.86
------------------------------------------------------------------------------------------------------------------------------
Putnam New Jersey Tax Exempt Income Fund; A                           2/20/90         Open/Bond             225.0        8.92
------------------------------------------------------------------------------------------------------------------------------
Putnam New Jersey Tax Exempt Income Fund; B                            1/4/93         Open/Bond              80.0        8.91
------------------------------------------------------------------------------------------------------------------------------
Putnam New Jersey Tax Exempt Income Fund; M                            5/1/95         Open/Bond               0.4        8.92
------------------------------------------------------------------------------------------------------------------------------
Putnam New York Tax Exempt Income Fund; A                              9/2/83         Open/Bond           1,757.0        8.68
------------------------------------------------------------------------------------------------------------------------------
Putnam New York Tax Exempt Income Fund; B                              1/4/93         Open/Bond             222.0        8.67
------------------------------------------------------------------------------------------------------------------------------
Putnam New York Tax Exempt Income Fund; M                             4/10/95         Open/Bond               1.0        8.68
------------------------------------------------------------------------------------------------------------------------------
Putnam New York Tax Exempt Opportunities Fund; A                      11/7/90         Open/Bond             158.0        8.79
------------------------------------------------------------------------------------------------------------------------------
Putnam New York Tax Exempt Opportunities Fund; B                       2/1/94         Open/Bond              47.0        8.78
------------------------------------------------------------------------------------------------------------------------------


                                      -72-


------------------------------------------------------------------------------------------------------------------------------
Putnam New York Tax Exempt Opportunities Fund; M                      2/10/95         Open/Bond               2.0        8.77
------------------------------------------------------------------------------------------------------------------------------
Putnam Global Natural Resources Fund; A                               7/24/80         Open/Equity           210.0       18.98
------------------------------------------------------------------------------------------------------------------------------
Putnam Global Natural Resources Fund; B                                2/1/94         Open/Equity           110.0       18.73
------------------------------------------------------------------------------------------------------------------------------
Putnam Global Natural Resources Fund; M                                7/3/95         Open/Equity             5.0       18.90
------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund; A                                      8/31/90         Open/Equity         5,979.0       37.28
------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund; B                                       3/1/93         Open/Equity         5,201.0       36.19
------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund; M                                      12/1/94         Open/Equity           284.0       36.86
------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund; Y                                      7/19/94         Open/Equity           176.0       37.55
------------------------------------------------------------------------------------------------------------------------------
Putnam Ohio Tax Exempt Income Fund; A                                10/23/89         Open/Bond             185.0        8.88
------------------------------------------------------------------------------------------------------------------------------
Putnam Ohio Tax Exempt Income Fund; B                                 7/15/93         Open/Bond              46.0        8.87
------------------------------------------------------------------------------------------------------------------------------
Putnam Ohio Tax Exempt Income Fund; M                                  4/3/95         Open/Bond               0.7        8.88
------------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund; A                                  11/1/82         Open/Equity         1,653.0       12.26
------------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund; B                                  7/15/93         Open/Equity           771.0       11.84
------------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund; M                                  12/2/94         Open/Equity           111.0       12.09
------------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund; Y                                  7/12/96         Open/Equity            78.0       12.29
------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth Fund; A                                   2/28/91         Open/Equity           495.0       15.58
------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth Fund; B                                    6/1/94         Open/Equity           316.0       15.38
------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth Fund; M                                   12/1/94         Open/Equity            40.0       15.52
------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth Fund; Y                                   7/12/96         Open/Equity            66.0       15.59
------------------------------------------------------------------------------------------------------------------------------
Putnam Pennsylvania Tax Exempt Income Fund; A                         7/21/89         Open/Bond             185.0        9.10
------------------------------------------------------------------------------------------------------------------------------
Putnam Pennsylvania Tax Exempt Income Fund; B                         7/15/93         Open/Bond              75.0        9.09
------------------------------------------------------------------------------------------------------------------------------
Putnam Pennsylvania Tax Exempt Income Fund; M                          7/3/95         Open/Bond               0.7        9.11
------------------------------------------------------------------------------------------------------------------------------


                                      -73-


------------------------------------------------------------------------------------------------------------------------------
Putnam Preferred Income Fund; A                                        1/4/84         Open/Bond             112.0        8.77
------------------------------------------------------------------------------------------------------------------------------
Putnam Preferred Income Fund; M                                       4/20/95         Open/Bond               6.0        8.75
------------------------------------------------------------------------------------------------------------------------------
Putnam Tax - Free Income Trust Tax - Free High Yield Fund; A          9/20/93         Open/Bond             573.0       14.07
------------------------------------------------------------------------------------------------------------------------------
Putnam Tax - Free Income Trust Tax - Free High Yield Fund B            9/9/85         Open/Bond           1,402.0       14.07
------------------------------------------------------------------------------------------------------------------------------
Putnam Tax - Free Income Trust Tax - Free High Yield Fund M          12/29/94         Open/Bond              16.0       14.06
------------------------------------------------------------------------------------------------------------------------------
Putnam Tax - Free Income Trust Tax - Free Insured Fund; A             9/30/93         Open/Bond             202.0       14.84
------------------------------------------------------------------------------------------------------------------------------
Putnam Tax - Free Income Trust Tax - Free Insured Fund; B              9/9/85         Open/Bond             335.0       14.86
------------------------------------------------------------------------------------------------------------------------------
Putnam Tax - Free Income Trust Tax - Free Insured Fund; M              6/1/95         Open/Bond               0.8       14.84
------------------------------------------------------------------------------------------------------------------------------
Putnam Tax Exempt Income Fund; A                                     12/31/76         Open/Bond           2,018.0        8.77
------------------------------------------------------------------------------------------------------------------------------
Putnam Tax Exempt Income Fund; B                                       1/4/93         Open/Bond             241.0        8.77
------------------------------------------------------------------------------------------------------------------------------
Putnam Tax Exempt Income Fund; M                                      2/16/95         Open/Bond               7.0        8.79
------------------------------------------------------------------------------------------------------------------------------
Putnam Tax Exempt Money Market Fund                                  10/26/87         Open/Bond             121.0        1.00
------------------------------------------------------------------------------------------------------------------------------
Putnam U.S. Government Income Trust; A                                 2/8/84         Open/Bond           2,249.0       12.61
------------------------------------------------------------------------------------------------------------------------------
Putnam U.S. Government Income Trust; B                                4/27/92         Open/Bond           1,353.0       12.57
------------------------------------------------------------------------------------------------------------------------------
Putnam U.S. Government Income Trust; M                                 2/6/95         Open/Bond               8.0       12.61
------------------------------------------------------------------------------------------------------------------------------
Putnam U.S. Government Income Trust; Y                                4/11/94         Open/Bond               3.0       12.61
------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income Fund; A                           11/19/90         Open/Balanced         605.0       11.12
------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income Fund; B                            4/27/92         Open/Balanced         618.0       11.07
------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income Fund; M                             3/1/95         Open/Balanced           7.0       11.12
------------------------------------------------------------------------------------------------------------------------------
Putnam Vista Fund; A                                                   6/3/68         Open/Equity         1,852.0        9.80
------------------------------------------------------------------------------------------------------------------------------
Putnam Vista Fund; B                                                   3/1/93         Open/Equity           865.0        9.49
------------------------------------------------------------------------------------------------------------------------------
Putnam Vista Fund; M                                                  12/1/94         Open/Equity            58.0        9.68
------------------------------------------------------------------------------------------------------------------------------


                                      -74-


------------------------------------------------------------------------------------------------------------------------------
Putnam Vista Fund; Y                                                  3/28/95         Open/Equity           172.0        9.87
------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund II; A                                             4/14/93         Open/Equity           351.0       14.22
------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund II; B                                             10/2/95         Open/Equity           322.0       14.05
------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund II; M                                             10/2/95         Open/Equity            37.0       14.12
------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund; A                                                 4/1/96         Open/Equity         8,460.0       15.30
------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund; B                                                4/27/92         Open/Equity         4,275.0       14.62
------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund; M                                                12/1/94         Open/Equity           136.0       15.11
------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund; Y                                                 4/1/94         Open/Equity           870.0       15.45
------------------------------------------------------------------------------------------------------------------------------
Putnam California Investment Grade Municipal Trust                   11/27/92         Closed/Bond            68.0       14.74
------------------------------------------------------------------------------------------------------------------------------
Putnam Convertible Opportunities and Income Trust                     6/29/95         Closed/Bond            95.0       25.63
------------------------------------------------------------------------------------------------------------------------------
Putnam Dividend Income Fund                                           9/28/89         Closed/Bond           120.0       11.08
------------------------------------------------------------------------------------------------------------------------------
Putnam High Income Convertible and Bond Fund                           7/9/87         Closed/Bond           130.0        9.77
------------------------------------------------------------------------------------------------------------------------------
Putnam Intermediate Government Income Trust                           6/27/88         Closed/Bond           528.0        8.21
------------------------------------------------------------------------------------------------------------------------------
Putnam Investment Grade Municipal Trust                              10/26/89         Closed/Bond           238.0       11.57
------------------------------------------------------------------------------------------------------------------------------
Putnam Investment Grade Municipal Trust II                           11/27/92         Closed/Bond           182.0       13.65
------------------------------------------------------------------------------------------------------------------------------
Putnam Investment Grade Municipal Trust III                          11/29/93         Closed/Bond            52.0       12.86
------------------------------------------------------------------------------------------------------------------------------
Putnam Managed High Yield Trust                                       6/25/93         Closed/Bond           103.0       13.73
------------------------------------------------------------------------------------------------------------------------------
Putnam Managed Municipal Income Trust                                 2/24/89         Closed/Bond           443.0        9.71
------------------------------------------------------------------------------------------------------------------------------
Putnam Master Income Trust                                           12/28/87         Closed/Bond           477.0        8.98
------------------------------------------------------------------------------------------------------------------------------
Putnam Master Intermediate Income Trust                               4/29/88         Closed/Bond           326.0        8.47
------------------------------------------------------------------------------------------------------------------------------
Putnam Municipal Opportunities Trust                                  5/28/93         Closed/Bond           219.0       13.58
------------------------------------------------------------------------------------------------------------------------------
Putnam New York Investment Grade Municipal Trust                     11/27/92         Closed/Bond            38.0       13.45
------------------------------------------------------------------------------------------------------------------------------


                                      -75-


------------------------------------------------------------------------------------------------------------------------------
Putnam Premier Income Trust                                           2/29/88         Closed/Bond         1,204.0        8.58
------------------------------------------------------------------------------------------------------------------------------
Putnam Tax - Free Heath Care Fund                                     6/29/92         Closed/Bond           199.0       14.41
------------------------------------------------------------------------------------------------------------------------------
Putnam American Renaissance Fund; A                                   10/2/95         Open/Equity             4.0       10.34
------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Trust II; A                                 2/19/95         Open/Bond              39.0        8.34
------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Trust II; B                                 2/19/96         Open/Bond              57.0        8.34
------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Trust II; M                                 2/19/96         Open/Bond               6.0        8.34
------------------------------------------------------------------------------------------------------------------------------
Putnam Equity Fund 97                                                12/30/96         Open/Equity             3.0        7.35
------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield Total Return Fund; A                                 1/1/97         Open/Bond               6.0        8.28
------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield Total Return Fund; B                                 1/1/97         Open/Bond               7.0        8.27
------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield Total Return Fund; M                                 1/1/97         Open/Bond               0.8        8.28
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income                              1/1/97         Open/Balanced          43.0       10.47
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                         1/1/97         Open/Equity            45.0       10.17
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                    1/1/97         Open/Equity            26.0       10.32
------------------------------------------------------------------------------------------------------------------------------
Putnam Balanced Fund                                                  10/2/95         Open/Balanced           2.0        9.71
------------------------------------------------------------------------------------------------------------------------------
Putnam Emerging Markets Fund; A                                       10/2/95         Open/Equity            27.0       11.17
------------------------------------------------------------------------------------------------------------------------------
Putnam Emerging Markets Fund; B                                       10/2/95         Open/Equity            20.0       11.14
------------------------------------------------------------------------------------------------------------------------------
Putnam Emerging Markets Fund; M                                       10/2/95         Open/Equity             2.0       11.15
------------------------------------------------------------------------------------------------------------------------------
Putnam California Tax Exempt Money Market Fund                       10/26/87         Open                   48.0        1.00
------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield Municipal Trust                                     5/25/89         Closed                198.0        9.12
------------------------------------------------------------------------------------------------------------------------------
Putnam New York Tax Exempt Money Market Fund                         10/26/87         Open                   46.0        1.00
------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income Fund;  A                        8/1/96         Open                   89.0        9.75
------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income Fund;  B                        8/1/96         Open                   93.0        9.71
------------------------------------------------------------------------------------------------------------------------------


                                      -76-


------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income Fund;  M                        8/1/96         Open                   10.0        9.73
------------------------------------------------------------------------------------------------------------------------------
Putnam Research Fund                                                  10/2/95         Open                    9.0       10.82
------------------------------------------------------------------------------------------------------------------------------
Putnam New Value Fund;  A                                              1/3/95         Open                  304.0       12.97
------------------------------------------------------------------------------------------------------------------------------
Putnam New Value Fund;  B                                             2/26/96         Open                  278.0       12.89
------------------------------------------------------------------------------------------------------------------------------
Putnam New Value Fund;  M                                             2/26/96         Open                   33.0       12.92
------------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth and Income Fund                                   1/3/95         Open                    2.5       10.48
------------------------------------------------------------------------------------------------------------------------------
Putnam International Fund                                            12/28/95         Open                    3.3        8.82
------------------------------------------------------------------------------------------------------------------------------
Putnam Japan Fund                                                    12/28/95         Open                    2.5        6.33
------------------------------------------------------------------------------------------------------------------------------
Putnam International Voyager Fund;  A                                12/28/95         Open                   21.0       10.33
------------------------------------------------------------------------------------------------------------------------------
Putnam International Voyager Fund;  B                                10/30/96         Open                   15.0       10.31
------------------------------------------------------------------------------------------------------------------------------
Putnam International Voyager Fund;  M                                10/30/96         Open                    2.0       10.32
------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                               1/2/97         Open                   57.0       10.20
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                                   1/2/97         Open                   46.0        9.39
------------------------------------------------------------------------------------------------------------------------------

     (J)  Miscellaneous
          1. Election and Removal of Directors
               Directors of Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of Investment Management Company.
          2. Results of operations
               Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.
          3. Supervision by SEC of Changes in Directors and Certain Officers Putnam files certain reports with the SEC in accordance with
          Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of Investment Management Company.
          4. Amendment to the Articles of Organization, Transfer of Business and Other Important Matters.

             a. Articles of Organization of Investment Management Company may be amended, under the General Corporation Law of The Commonwealth of Massachusetts, by appropriate shareholders' vote.
             b. Under the General Corporation Law of The Commonwealth of Massachusetts, transfer of business requires a vote of 2/3 of the stockholders entitled to vote thereon.
             c.   Investment Management Company has no direct subsidiaries.

          5. Litigation, etc.
               There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or Investment Management Company within the six-month period preceding the filing of this Registration Statement.

III. OUTLINE OF THE OTHER RELATED COMPANIES

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)
     (1) Amount of Capital
          U.S.$27,348,783 as of the end of March, 1997
     (2)  Description of Business
          Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.
     (3)  Outline of Business Relationship with the Fund
          Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

(B)  Putnam Mutual Funds Corp. (the Principal Underwriter)
     (1)  Amount of Capital
          U.S.$120,909,823 as of the end of March, 1997
     (2)  Description of Business
          Putnam Mutual Funds Corp. is the Principal Underwriter of the shares of Putnam Funds including the Fund.
     (3)  Outline of Business Relationship with the Fund
          Putnam Mutual Funds Corp. engages in providing marketing services to the Fund.

(C) Yamatane Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)
     (1)  Amount of Capital
          [Yen]14.8 billion as of the end of March, 1997
     (2)  Description of Business
          Yamatane Securities Co., Ltd. is a diversified securities company in Japan. Also, it engages the fund units for the investment trust funds of Asahi Investment Trust Management Co., Ltd., Sakura Investment Trust Management Co., Ltd., Nissei Investment Trust Management Co., Ltd., NCG Investment Trust Management Co., Ltd. and Nomura Investment Trust Management Co., Ltd., and acts as the Agent Securities Company and engages in handling the sales and repurchase for Fidelity Funds International Fund.
     (3) The Company acts as a Distributor in Japan and Agent Securities Company for the Fund in connection with the offering of shares in Japan.

(D)  Capital Relationships
          100% of the shares of Putnam Investment Management, Inc. are held by Putnam Investments, Inc.
(E)  Interlocking Directors and Auditors
          Names and functions of officers of the Fund who also are officers of the related companies are as follows:


                                                                       (as of the filing date)
         ------------------------------------------------------------------------------------------------------
         Name of Officer                               Investment                  Transfer Agent and
         or Trustee                                    Management                  Shareholder Service Agent
                            Fund                       Company
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------

         George Putnam      Chairman and Trustee       Chairman and Director                  None
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         Charles E. Porter  Executive Vice President   Managing Director                      None
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         Patricia C.        Senior Vice President      Senior Vice President                  None
         Flaherty
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         Lawrence J.        Trustee and Vice           President and CEO                      None
         Lasser             President
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         Gordon H. Silver   Vice President             Senior Managing Director             Director
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         Gary N. Coburn     Vice President             Senior Managing Director               None
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         Edward H.          Vice President             Managing Director                      None
         D'Alelio
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         Jin W. Ho          Vice President             Managing Director                      None
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         John R. Verani     Vice President             Senior Vice President                  None
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         Paul M. O'Neil     Vice President             Vice President                         None
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         Gail S. Attridge   Vice President             Senior Vice President                  None
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         D. William Kohli   Vice President             Managing Director                      None
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         Michael Martino    Vice President             Managing Director                      None
         ------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------
         Kenneth J. Taubes  Vice President             Senior Vice President                  None
         ------------------------------------------------------------------------------------------------------


IV.  FINANCIAL CONDITION OF THE FUND

1.   FINANCIAL STATEMENTS
     Financial highlights
          The following table presents per share financial information for class M shares. This information has been audited and reported on by the Fund's independent accountants. Financial statements included in the Fund's annual report to shareholders for the 1996 fiscal year are presented in their entirety on in this SRS. The Fund's annual report is available without charge upon request.

Financial highlights (for a share outstanding throughout the period)


                                                                                          For the period
                                                                                         December 1, 1994
                                                                                         (commencement of
                                                                     Year ended           operations) to
                                                                    September 30           September 30
----------------------------------------------------------------------------------------------------------

                                                                        1996                    1995
----------------------------------------------------------------------------------------------------------

                                                                                 Class M
----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                    $11.97                  $11.34

----------------------------------------------------------------------------------------------------------

Investment operations

----------------------------------------------------------------------------------------------------------

Net investment income                                                      .86                     .78
Net realized and unrealized gain (loss) on investments                     .31                     .63

----------------------------------------------------------------------------------------------------------

Total from investment operations                                          1.17                    1.41

----------------------------------------------------------------------------------------------------------

Distributions to shareholders
From net investment income                                                (.87)                   (.65)
In excess of net investment income                                          --                      --
From net realized gain on investments                                       --                      --
In excess of net realized gain on investments                               --                      --
Return of Capital                                                           --                    (.13)

----------------------------------------------------------------------------------------------------------

Total distributions                                                       (.87)                   (.78)

----------------------------------------------------------------------------------------------------------

Net asset value, end of period                                          $12.27                  $11.97

----------------------------------------------------------------------------------------------------------

Total investment return at net asset value (%) (a)                       10.12                   12.90 (b)

----------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                               $46,327                 $14,751

----------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets (%) (b)                           1.28                    1.07 (*)
Ratio of net investment income to average net assets (%)                  7.09                    6.30 (*)
Portfolio turnover (%)                                                  304.39                  235.88

----------------------------------------------------------------------------------------------------------

(*)  Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for periods ended on or after September 30, 1995 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

2.   CONDITION OF THE FUND
     (a) Statement of Net Assets


                                                (As of the end of March, 1997)
--------------------------------------------------------------------------------
                                                 $                    [Yen]
--------------------------------------------------------------------------------
                                                                  (in thousands)

     a. Total Assets                           4,556,834,339       565,503,141
--------------------------------------------------------------------------------
     b. Total Liabilities                        308,969,217        38,343,080
--------------------------------------------------------------------------------
     c. Total Net Assets                       4,247,865,122       527,160,062
                 (a-b)
--------------------------------------------------------------------------------
     d. Total Number of Shares       Class A.  160,759,306 Shares
        Outstanding
                                     Class B.  184,077,662 Shares

                                     Class M.  5,326,139 Shares

                                     Class Y.  1,420,097 Shares
--------------------------------------------------------------------------------
     e. Net Asset Value              Class A.  12.11               [Yen]1,503
        per Share (c/d)
                                     Class B.  12.06               [Yen]1,497

                                     Class M.  12.08               [Yen]1,499

                                     Class Y.  12.11               [Yen]1,503
--------------------------------------------------------------------------------

(b)  Names of Major Portfolio Holdings other than Equity Shares (Top 30
     Holdings)

                                                                                                     (As of the end of March, 1997)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      U.S. Dollar
                                                                                                ----------------------
                                   Kind of                      Interest      Par Value         Acquisition   Current   Investment
           Name of Securities       Issue           Maturity    Rate (%)  (1,000)  currency        Cost        Value      Ratio (%)
------------------------------------------------------------------------------------------------------------------------------------
  1.   GNMA                     U.S. Government    2024-2027     7 1/2      227,486    USD      28,235,450   22,873,650    5.25
  2.   Germany bonds            Foreign Bonds      11/20/2001    4 3/4      240,185    DEM      41,325,468   43,451,781    3.38
  3.   GNMA                     U.S. Government    2024-2026         7      138,734    USD      36,269,030   32,317,266    3.11
  4.   UK T-bonds               Foreign Bonds      12/7/2006     7 1/2       80,385    GBP      33,231,537   30,513,086    3.07
  5.   U.S. T-bonds             U.S. Government    11/15/2026    6 1/2      116,795    USD      15,481,056   07,523,813    2.53
  6.   U.S. T-notes             U.S. Government    10/15/2006    6 1/2      101,342    USD      02,565,230   98,191,277    2.31
  7.   France Treasury bill     Foreign Bonds      10/12/2001    5 1/2      519,505    FRF      01,047,475   94,990,996    2.24
  8.   Germany bonds            Foreign Bonds      2/21/2001     5 1/4      153,520    DEM      02,973,114   93,889,022    2.21
  9.   FNMA                     U.S. Government    2026-2027     7 1/2       92,465    USD      91,354,683   90,731,488    2.14
 10.   France Treasury bill     Foreign Bonds      10/12/2000        7      470,710    FRF      99,354,925   90,572,479    2.13
 11.   GNMA                     U.S. Government    2026-2027         8       82,852    USD      84,476,856   83,188,375    1.96
 12.   UK T-bonds               Foreign Bonds       6/7/2002         7       49,830    GBP      81,027,164   80,470,048    1.89
 13.   FHLMA                    U.S. Government    4/16/2027     8 1/2       74,495    USD      77,093,502   76,333,537    1.80
 14.   Germany bonds            Foreign Bonds      1/21/2002         8      109,590    DEM      76,174,462   73,822,867    1.74
 15.   France Treasury bill     Foreign Bonds      10/12/1998    4 1/2      346,560    FRF      67,548,079   62,201,504    1.46

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      U.S. Dollar
                                                                                               ----------------------
                                   Kind of                      Interest      Par Value        Acquisition    Current   Investment
           Name of Securities       Issue           Maturity    Rate (%)       (1,000)            Cost         Value     Ratio (%)
-----------------------------------------------------------------------------------------------------------------------------------
 16.   FNMA                      U.S. Government        2026           8     61,091    USD     61,096,899    61,320,087   1.44
 17.   UK T-bonds                Foreign Bonds       8/10/1999         6     32,100    GBP     51,045,129    51,541,635   1.21
 18.   Australia bonds           Foreign Bonds       1/15/2001     8 3/4     62,140    AUD     50,579,654    51,049,775   1.20
 19.   Germany bonds             Foreign Bonds        1/3/2005     7 3/8     58,230    DEM     38,994,611    38,374,126   0.90
 20.   Argentina deb             Brady Bonds         3/31/2005     6 3/4     42,700    USD     38,975,231    38,163,456   0.90
 21.   FHLMC                     U.S. Government        2026       8 1/2     31,745    USD     32,855,916    32,528,310   0.77
 22.   U.S. T-bonds              U.S. Government     8/15/2019     8 1/8     28,845    USD     32,770,694    31,648,446   0.75
 23.   Germany bonds             Foreign Bonds       4/26/2006     6 1/4     46,565    DEM     32,002,265    28,561,348   0.67
 24.   Sears Credit Account
         Master Trust            Asset-Backed        2/12/2004      6.05     29,845    USD     29,770,388    28,427,363   0.67
 25.   Midland Funding Corp.
         deb. Ser. A             Corporate           7/23/2005    11 3/4     24,320    USD     23,878,238    27,623,872   0.65
 26.   Denmark bonds             Foreign Bonds      11/15/2001         8    147,185    DKK     25,976,679    25,513,949   0.60
 27.   Brazil (Republic of) FRB  Brady Bonds         4/15/2014         8     32,883    USD     24,693,472    24,456,448   0.58
 28.   Denmark bonds             Foreign Bonds       3/15/2006         8    137,635    DKK     25,236,169    23,534,152   0.55
 29.   United Mexican States     Brady Bonds        12/31/2019     6 1/4     32,434    USD     23,642,056    22,865,970   0.54
 30.   Terex Corp.               Corporate           3/15/2002    13 1/4     16,710    USD     14,872,982    18,381,000   0.43

-----------------------------------------------------------------------------------------------------------------------------------

V.   SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST SECURITIES

1.   Transfer of the Shares
          The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O.Box 41203, Providence, RI 02940-1203, U. S. A.
          The Japanese investors who entrust the custody of their shares to a Handling Securities Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of shares.
2.   The Closing Period of the Shareholders' Book
          No provision is made.
3. There are no annual shareholders' meetings. Special shareholders' meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.
4.   No special privilege is granted to Shareholders.
     The acquisition of Shares by any person may be restricted.

VI.      MISCELLANEOUS

(1)  The ornamental design is used in cover page of the Japanese Prospectus.
(2)  The following must be set forth in the Prospectus.
     Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of Part I., Information on the securities, "I. Descriptions of the Fund", "III. Outline of Other Related Companies" and "IV. Finanacial Condition of the Fund" in Part II, Information on the Issuer, of the SRS.
(3)  Summarized Preliminary Prospectus will be used.
     Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.
     For information of the achievement, the average of the annual yield calculated in respect of immediately preceding seven days and/or any one month may be added in percentage up to one decimal places (rounding down to second decimal places).

PART III. SPECIAL INFORMATION

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entirely by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

I.   Massachusetts Business Trusts
     A. General Information
          Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.
          Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

     B. Shareholder Liability
          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II.  United States Investment Company Laws and Enforcement
     A. General
          In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes ant regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:
          1.   Investment Company Act of 1940
               The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

          2.   Securities Act of 1933
               The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

          3.   Securities Exchange Act of 1934
               The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

          4.   The Internal Revenue Code
               An investment company is an entity subject to federal income taxation under the Internal Revenue Code. However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

          5.   Other laws
               The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

     B.   Outline of the Supervisory Authorities
          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.
          1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

          2. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

     B.   Offering Shares to the Public
          An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 194o Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

     C.   Ongoing Requirements
          Under U.S. law, a fund is subject to numerous ongoing requirements, including, but not limited to;
          1. Updating its registration statement if it becomes materially inaccurate or misleading;
          2. Annual update of its registration statement;
          3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;
          4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;
          5. Maintenance of a code of ethics; and
          6. Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

III. Management of a Fund
     The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.
     The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV.  Share Information
     A.   Valuation
          Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00) each day the Exchange is open.
     B.   Redemption
          Shareholders may generally sell shares of a fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven says, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.
     C.   Transfer agency
          The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V.  Shareholder Information, Rights and Procedures for the Exercise of Such
    Rights

     A.   Voting Rights
          Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

     B.   Dividends
          Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

     C.   Dissolution
          Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares he owns.

     D.   Transferability
          Shares of a fund are typically transferable without restriction.

     E.   Right to Inspection
          Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI. U.S. Tax Matters

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").
     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.
     In order to qualify as a "regulated investment company", the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months;
(c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of a fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year. To satisfy these requirements, a fund may engage in investment techniques that affect the amount, timing and character of its income and distributions.

     If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     Fund distributions will be taxable to shareholders as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long a shareholder has held shares in the Fund. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Shareholders who are not subject to U.S. federal income tax on their income generally will not have to pay such tax on amounts distributed to them.

     Distributions from capital gains are made after applying any available capital loss carryovers.

     The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund".

     A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Special tax ruled apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

     The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

         The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). Shareholders [residing in Japan?] should consult "Tax Treatment of [Shareholders in Japan]", above.

VII. Important Participants in Offering of Mutual Fund Shares

     A.   Investment Company
          Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

     B.   Investment Adviser/Administrator
          The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

     C.   Underwriter
          An investment company may appoint one or more principal underwriters for its shares. The activities of such a principally underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

     D.   Transfer Agent
          A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

     E.   Custodian
          A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

II.  FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

     [Omitted, in Japanese version, financial statements of the Investment Management Company and Japanese translations thereof are incorporated here.]


III. FORM OF FOREIGN INVESTMENT FUND SECURITIES

     Main items to be set forth on the share certificate of the Fund (if issued) are as follows:

     (1) Front

     a. Name of the Fund
     b. Number of shares represented
     c. Signatures of the Chairman and Transfer Agent
     d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

     (2) Back

     a. Space for endorsement
     b. Description concerning delegation of transfer agency